Prospectus

Socially Responsible Funds

Calvert Social Investment Fund (CSIF)

-- Balanced Portfolio

-- Equity Portfolio

-- Enhanced Equity Portfolio

-- Bond Portfolio

-- Money Market Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

February 1, 2005

PROSPECTUS

February 1, 2005

About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance
2	CSIF Balanced
7	CSIF Equity
11	Calvert Social Index Fund
14	CSIF Enhanced Equity
19	Calvert Large Cap Growth
23	Calvert Capital Accumulation
27	Calvert World Values International Equity
31	Calvert New Vision Small Cap
35	Calvert Small Cap Value
37	Calvert Mid Cap Value
39	CSIF Bond
46	CSIF Money Market
48	Fees and Expenses
63	Principal Investment Strategies and Risks

About Social Investing
74	Investment Selection Process
74	Socially Responsible Investment Criteria
78	High Social Impact Investments
79	Special Equities
79	Manager Discovery Program
80	Shareholder Advocacy and Social Responsibility

About Your Investment
80	About Calvert
81	Subadvisors and Portfolio Managers
85	Advisory Fees
86	How to Buy Shares
86	Getting Started
87	Choosing a Share Class
89	Calculation of CDSC/Waiver
90	Reduced Sales Charges (sales load breakpoints/discount)
93	Reinstatement Privilege
93	Distribution and Service Fees
95	Next Step -- Account Application
96	Important -- How Shares are Priced
97	When Your Account Will be Credited
98	Other Calvert Features / Policies
(Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
102	Dividends, Capital Gains and Taxes
104	How to Sell Shares
107	Financial Highlights
136	Exhibit A -- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The market prices of stocks or bonds decline

-- The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct

-- For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized unmanaged indexes of common stock and bond prices. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Balanced

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	12.42%
Worst Quarter (of periods shown)	Q3 '01	-10.58%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Balanced Class A:
Return before taxes	2.72%	-0.48%	7.17%
Return after taxes on distributions	2.41%	-1.52%	4.91%
Return after taxes on distributions
and sale of Fund shares	2.23%	-0.91%	5.03%
Russell 1000 Index	11.40%	-1.76%	12.16%
Lehman U.S. Credit Index	5.24%	8.63%	8.44%
Lipper Balanced Funds Average	7.93%	2.01%	9.09%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Balanced: Class B	1.78%	-0.74%	1.32%
Russell 1000 Index	11.40%	-1.76%	3.24%
Lehman U.S. Credit Index	5.24%	8.63%	7.07%
Lipper Balanced Funds Average	7.93%	2.01%	3.74%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

	1 year	5 years	10 years
CSIF Balanced: Class C	5.85%	-0.53%	6.54%
Russell 1000 Index	11.40%	-1.76%	12.16%
Lehman U.S. Credit Index	5.24%	8.63%	8.41%
Lipper Balanced Funds Average	7.93%	2.01%	9.09%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Equity

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	-17.56%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity Class A:
Return before taxes	1.62%	3.51%	10.98%
Return after taxes on distributions	1.62%	3.16%	9.61%
Return after taxes on distributions
and sale of Fund shares	1.38%	2.88%	8.97%
S&P 500 Index	10.87%	-2.30%	12.07%
Lipper Multi-Cap Core Funds Average	11.05%	0.38%	11.16%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Equity: Class B	0.82%	3.41%	1.32%
S&P 500 Index	10.87%	-2.30%	2.94%
Lipper Multi-Cap Core Funds Average	11.05%	0.38%	4.03%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity: Class C	4.88%	3.66%	10.42%
S&P 500 Index	10.87%	-2.30%	12.07%
Lipper Multi-Cap Core Funds Average	11.05%	0.38%	11.16%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index™, which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2004, there were 627 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-- The stock market or the Calvert Social Index goes down

-- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Social Index Fund

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '03	16.13%
Worst Quarter (of periods shown)	Q3 '02	-17.76%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	Since Inception
		(6/30/00)
Calvert Social Index Fund Class A:
Return before taxes	2.61%		-6.57%
Return after taxes on distributions	2.46%		-6.72%
Return after taxes on distributions
and sale of Fund shares	2.22%		-5.55%
Calvert Social Index Fund: Class B	1.63%		-6.88%
Calvert Social Index Fund: Class C	5.64%		-6.47%
Calvert Social Index	8.55%		-19.96%
Lipper Multi-Cap Core Funds Avg.	11.05%		-0.36%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $11 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and momentum of market sentiment. These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-- The stock market or the Russell 1000 Index goes down

-- The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The Fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares for each calendar year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Enhanced Equity

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	14.59%
Worst Quarter (of periods shown)	Q3 '02	-16.05%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity Class A:
Return before taxes	4.25%	-1.75%	2.50%
Return after taxes on distributions	4.18%	-1.79%	2.44%
Return after taxes on distributions
and sale of Fund shares	3.60%	-1.49%	2.13%
Russell 1000 Index	11.40%	-1.76%	3.04%
Lipper Large-Cap Core Funds Avg.	7.79%	-3.45%	*

* For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class A return before taxes is 2.65%; Class A return after taxes on distributions is 2.60%; Class A return after taxes on distributions and sale of Fund shares is 2.26%; and Lipper Large-Cap Core Funds Average is 1.43%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity: Class B	3.42%	-2.05%	2.11%
Russell 1000 Index	11.40%	-1.76%	3.04%
Lipper Large-Cap Core Funds Avg.	7.79%	-3.45%	*

* For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class B is 2.28%; and Lipper Large-Cap Core Funds Average is 1.43%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Enhanced Equity: Class C	7.46%	-1.84%	2.73%
Russell 1000 Index	11.40%	-1.76%	3.50%
Lipper Large-Cap Core Funds Avg.	7.79%	-3.45%	*

* For comparison purposes to Lipper, performance as of 6/30/98 is as follows: Class C is 2.07%; and Lipper Large-Cap Core Funds Average is 1.34%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The use of stock index futures and options could add to, rather than decrease, risk

-- The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Class A, B and C shares have an actual inception date of 10/31/00. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/94. In the bar chart, and in the table Class A return before and after taxes, performance results before 10/31/00 are for Class I. Class I shares did not have Rule 12b-1 fees and performance of the Class A would have been lower if Rule 12b-1 fees of Class A had been reflected. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

* Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The performance results prior to 10/31/00 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway.

Calvert Large Cap Growth

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	40.66%
Worst Quarter (of periods shown)	Q1 '01	-23.01%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
Calvert Large Cap Growth Fund Class A:
Return before taxes	11.12%	-3.80%	12.59%
Return after taxes on distributions	11.08%	-4.32%	11.91%
Return after taxes on distributions
and sale of Fund shares	9.42%	-3.40%	10.94%
S&P 500 Index	10.87%	-2.30%	12.07%
Lipper Multi-Cap Growth Funds Avg.	10.71%	-7.51%	10.42%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	Since
		Inception
		(10/31/00)
Calvert Large Cap Growth Fund
Class B	10.56%	-3.55%
S&P 500 Index	10.87%	-2.32%
Lipper Multi-Cap Growth Funds Avg.	10.71%	-9.23%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	Since
		Inception
		(10/31/00)
Calvert Large Cap Growth Fund
Class C	14.55%	-3.00%
S&P 500 Index	10.87%	-2.32%
Lipper Multi-Cap Growth Funds Avg.	10.71%	-9.23%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Russell MidCap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Capital Accumulation

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	25.03%
Worst Quarter (of periods shown)	Q3 '01	-24.88%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
Capital Accumulation Class A:
Return before taxes	3.33%	-1.61%	8.74%
Return after taxes on distributions	3.32%	-2.41%	7.52%
Return after taxes on distributions
and sale of Fund shares	2.82%	-1.62%	7.18%
Russell Midcap Growth Index	15.48%	-3.36%	11.23%
Lipper Mid-Cap Growth Funds Avg.	12.78%	-3.41%	9.80%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
Capital Accumulation: Class B	2.56%	-1.70%	1.20%
Russell Midcap Growth Index	15.48%	-3.36%	4.47%
Lipper Mid-Cap Growth Funds Avg.	12.78%	-3.41%	4.03%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
Capital Accumulation: Class C	6.55%	-1.45%	8.28%
Russell Midcap Growth Index	15.48%	-3.36%	11.23%
Lipper Mid-Cap Growth Funds Avg.	12.78%	-3.41%	9.80%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values

International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in non-U.S. large cap stocks using a core investment approach. The Fund will generally hold stocks of companies from the constituent countries of the Morgan Stanley Capital International (MSCI) EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock markets go down (including markets outside the U.S.)

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

-- Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF International Equity

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	-17.17%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity Class A:
Return before taxes	11.70%	-4.74%	4.69%
Return after taxes on distributions	11.57%	-5.09%	3.72%
Return after taxes on distributions
and sale of Fund shares	9.92%	-4.06%	3.60%
MSCI EAFE Index GD	20.70%	-0.80%	5.94%
Lipper International Multi-Cap Core
Funds Average	18.75%	-1.32%	6.59%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CWVF International Equity: Class B	10.97%	-5.21%	-0.17%
MSCI EAFE Index GD	20.70%	-0.80%	3.75%
Lipper International Multi-Cap Core
Funds Average	18.75%	-1.32%	3.35%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity: Class C	15.37%	-4.76%	4.13%
MSCI EAFE Index GD	20.70%	-0.80%	5.94%
Lipper International Multi-Cap Core
Funds Average	18.75%	-1.32%	6.59%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies and can be more volatile than that of larger issuers

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

New Vision Small Cap

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	23.57%
Worst Quarter (of periods shown)	Q3 '98	-21.82%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(1/31/97)
New Vision Small Cap Class A:
Return before taxes	3.84%	5.91%	5.12%
Return after taxes on distributions	3.36%	4.94%	4.50%
Return after taxes on distributions
and sale of Fund shares	3.26%	4.53%	4.08%
Russell 2000 Index	18.33%	6.61%	8.82%
Lipper Small-Cap Core Funds Avg.	18.34%	10.33%	10.19%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
New Vision Small Cap: Class B	3.04%	5.73%	4.50%
Russell 2000 Index TR	18.33%	6.61%	5.96%
Lipper Small-Cap Core Funds Avg.	18.34%	10.33%	7.33%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(1/31/97)
New Vision Small Cap: Class C	7.16%	6.05%	4.95%
Russell 2000 Index TR	18.33%	6.61%	8.82%
Lipper Small-Cap Core Funds Avg.	18.34%	10.33%	10.19%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Small Cap Value Performance

There are no performance tables because the Fund has had less than one calendar year of operations.

Calvert Mid Cap Value

Objective

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell MidCap Value Index where companies have a capitalization of $600 million to $15 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell MidCap Value Index, which has the market capitalization range stated above as of September 10, 2004. The Russell MidCap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell MidCap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell MidCap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value Performance

There are no performance tables because the Fund has had less than one calendar year of operations.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by U.S. corporations, U.S. municipalities and U.S. Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations (CMOs).The holder of an interest in a collateralized mortgage obligation is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of collateralized mortgage obligation purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other collateralized mortgage obligations or, alternatively, the holder may be paid only after the cash flow has been used to fund other collateralized mortgage obligations first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-- The market prices of bonds decline

-- The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-- The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-- The Fund may be subject to the risk of prepayment where anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

-- The Fund may be subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-- The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the US dollar and the respective foreign currency.

-- Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

-- For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there are extremely poor prospects for ever attaining any real investment standing and thus, there is the risk that there may not be a full recovery.

-- For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-- For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include the underlying credit risk associated with each credit, individual country risk and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Bond

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q2 '04	-1.89%

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Bond Class A:
Return before taxes	1.97%	7.06%	7.15%
Return after taxes on distributions	1.24%	6.33%	6.63%
Return after taxes on distributions
and sale of Fund shares	1.76%	6.32%	6.61%
Lehman U.S. Credit Index	5.24%	8.63%	8.41%
Lipper Corporate Debt Funds
A-Rated Average	4.09%	6.99%	7.14%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Bond: Class B	1.02%	6.88%	5.51%
Lehman U.S. Credit Index	5.24%	8.63%	7.07%
Lipper Corporate Debt Funds
A-Rated Average	4.09%	6.99%	5.66%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12--31--04)

(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Bond: Class C	4.03%	6.79%	5.33%
Lehman U.S. Credit Index	5.24%	8.63%	6.93%
Lipper Corporate Debt Funds
A-Rated Average	4.09%	6.99%	*

For comparison purposes to Lipper, performance for Class C as of 6/30/98 is 5.35%; and the performance for the Lipper Corporate Debt Funds A-Rated Average is 5.49%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Money Market

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Instrument Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Money Market

Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12--31--04)

	1 year	5 years	10 years
CSIF Money Market	0.64%	2.33%	3.61%
Lipper Money Market Instrument
Funds Average	0.60%	2.22%	3.63%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CSIF Balanced

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.32%	0.57%	0.52%
Total annual fund operating expenses	1.25%	2.27%	2.22%

CSIF Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.30%	0.39%	0.33%
Total annual fund operating expenses	1.25%	2.09%	2.03%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Enhanced Equity	$15/year	$15/year	$15/year
regular accounts under $5,000 and IRA
accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.43%	0.62%	0.59%
Total annual fund operating expenses	1.43%	2.37%	2.34%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee	$15/year	$15/year	$15/year
(applies only to Large Cap
Growth for all accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.01%	1.01%	1.01%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.59%	0.75%	0.73%
Total annual fund operating expenses	1.85%	2.76%	2.74%
Less fee waiver and/or
expense reimbursement7	(0.24%)	(0.15%)	(0.13%)
Net expenses8, 9	1.61%	2.61%	2.61%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Calvert Social Index
Fund for regular accounts under $5,000;	$15/year	$15/year	$15/year
IRA accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.78%	1.16%	1.01%
Total annual fund operating expenses	1.48%	2.61%	2.46%
Less fee waiver and/or
expense reimbursement7	(0.73%)	(0.86%)	(0.71%)
Net expenses8	0.75%	1.75%	1.75%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.48%	0.70%	0.65%
Total annual fund operating expenses	1.73%	2.60%	2.55%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.62%	1.04%	0.75%
Total annual fund operating expenses	1.97%	3.14%	2.85%

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.44%	0.58%	0.49%
Total annual fund operating expenses	1.69%	2.58%	2.49%

Calvert Small Cap Value Fund

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.78%	0.98%	0.98%
Total annual fund operating expenses	2.03%	2.98%	2.98%
Less fee waiver and/or
expense reimbursement7	(0.34%)	(0.29%)	(0.29%)
Net expenses8	1.69%	2.69%	2.69%

Calvert Mid Cap Value Fund

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.78%	0.98%	0.98%
Total annual fund operating expenses	1.93%	2.88%	2.88%
Less fee waiver and/or
expense reimbursement7	(0.34%)	(0.29%)	(0.29%)
Net expenses8	1.59%	2.59%	2.59%

CSIF Bond

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	4%5	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%
Other expenses	0.34%	0.44%	0.42%
Total annual fund operating expenses	1.19%	2.09%	2.07%

CSIF Money Market

Shareholder Fees
(fees paid directly from your account)		Class O
Maximum sales charge (load) imposed on purchases		None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption		None
proceeds, whichever is lower)

Low balance fee		$3/mo.
(for accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees		0.50%
Distribution and service (12b-1) fees		--
Other expenses		0.41%
Total annual fund operating expenses		0.91%
Less fee waiver and/or
expense reimbursement7		(0.035%)
Net Expenses8		0.875%

Explanation of Fees and Expenses Table

1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. Class B shareholders in CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund are subject to a different Class B contingent deferred sales charge schedule. See "How to Buy Shares/Choosing a Share Class/Class B" and "Calculation of Contingent Deferred Sales Charge."

3 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

5 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

6 Expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Expenses for Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

7 Calvert has agreed to contractually limit net annual fund operating expenses through January 31, 2006. Net operating expenses will not exceed the following: for CSIF Money Market, 0.875%; for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; for CSIF Enhanced Equity, 2.50% for Class B and 2.50% for Class C; for Calvert Large Cap Growth, 1.50% for Class A, 2.50% for Class B, and 2.50% for Class C; for Calvert Small Cap Value Fund, 1.69% for Class A, 2.69% for Class B, and Class C; and for Calvert Mid Cap Value Fund, 1.59% for Class A, 2.59% for Class B and Class C. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. Each Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

To the extent the credit, if any, reduces Fund expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement. The amount of this credit received by the Advisor, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses". The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund for the most recent fiscal year. See Statement of Additional Information "Investment Advisor and Subadvisors".

8 The contractual expense cap is shown as "Net expenses". Normally, this is the maximum amount of operating expenses that may be charged to the Fund through January 31, 2006, subject to the qualifications discussed above in Footnote 7. Only the Board of Directors/Trustees of the Fund may terminate the waiver.

9 The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflect a positive 0.11% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.75% on Class A, 2.75% on Class B and 2.75% on Class C.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-- You invest $10,000 in the Fund for the time periods indicated;

-- Your investment has a 5% return each year; and

-- The Fund's operating expenses remain the same.

The expense example for Calvert Large Cap Growth reflects a positive 0.11%

performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years

Investment is Held

	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)

CSIF Balanced
1	$596	$730	$230	$325	$225
3	853	1,109	709	694	694
5	1,129	1,415	1,215	1,190	1,190
10	1,915	2,348	2,348	2,554	2,554
CSIF Equity
1	596	712	212	306	206
3	853	1,055	655	637	637
5	1,129	1,324	1,124	1,093	1,093
10	1,915	2,206	2,206	2,358	2,358
Calvert Social Index Fund
1	548	678	178	278	178
3	852	1,130	730	699	699
5	1,178	1,508	1,308	1,247	1,247
10	2,100	2,603	2,603	2,743	2,743
CSIF Enhanced Equity
1	614	740	240	337	237
3	906	1,139	739	730	730
5	1,219	1,465	1,265	1,250	1,250
10	2,107	2,472	2,472	2,676	2,676
Calvert Large Cap Growth
1	631	764	264	364	264
3	1,007	1,242	842	838	838
5	1,407	1,646	1,446	1,438	1,438
10	2,522	2,860	2,860	3,061	3,061

	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)

Capital Accumulation
1	$642	$763	$263	$358	$258
3	994	1,208	808	794	794
5	1,369	1,580	1,380	1,355	1,355
10	2,419	2,723	2,723	2,885	2,885
CWVF International Equity
1	665	817	317	388	288
3	1,064	1,369	969	883	883
5	1,487	1,845	1,645	1,504	1,504
10	2,662	3,177	3,177	3,176	3,176
Calvert New Vision Small Cap
1	639	761	261	352	252
3	982	1,202	802	776	776
5	1,349	1,570	1,370	1,326	1,326
10	2,378	2,698	2,698	2,826	2,826
Calvert Small Cap Value
1	639	772	272	372	272
3	1,050	1,294	894	894	894
Calvert Mid Cap Value
1	629	762	262	362	262
3	1,021	1,265	865	865	865
CSIF Bond
1	492	612	212	310	210
3	739	855	655	649	649
5	1,005	1,124	1,124	1,114	1,114
10	1,764	1,978	1,978	2,400	2,400
CSIF Money Market	(Class O)
1	$89
3	287
5	500
10	1,116

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier along with certain additional investment techniques and their risks.

For each of the investment strategies listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment strategy

q Permitted, but not a principal investment strategy

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this type of fund

A CSIF Balanced

B CSIF Equity

C Calvert Social Index Fund

D CSIF Enhanced Equity

E Calvert Large Cap Growth

F Capital Accumulation

G CWVF International Equity

H Calvert New Vision Small Cap

I Calvert Small Cap Value

K Calvert Mid Cap Value

L CSIF Bond

M CSIF Money Market

Investment Practices	A	B	C	D	E	F	G	H	I	K	L	M

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	NA

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	NA

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	NA	NA

Conventional Securities (cont'd)

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. and not listed on any U.S. exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25N	25N	5N1	8	10N	25N	J	15T2	10N	10N	25N	NA

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	NA	q	q	q	J	J	J	NA	NA

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	NA	NA	q	q	q	q	q	q	J	NA

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	20N3	20N3	NA3	NA	q	10N3	5N3	5N3	q	q	35N3	NA

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	NA	q	q	q	q	q	q	J	J4

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	10N

Conventional Securities (cont'd)

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

	q	q	NA	NA	q	q	q	q	q	q	NA	8

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	NA	NA	q	q	q	q	q	q	J	J4

Mortgage-backed securities. Securities are backed by pools of mortgages, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	NA	NA	q	q	q	q	q	q	J	q4

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q	q	NA	NA	q	q	q	q	q	q	q	q4

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	NA	NA	q	5T	5T	8	q	q	q	NA

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T5	5T5	NA	5T5	5T5	5T5	5T5	5T5	5T5	5T5	5T5	NA

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5N6	5N6	5N6	5N6	5N6	5N6	5N6	5N6	5N6	5N6	5N6	NA

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

	q	NA	NA	NA	NA	q	NA	NA	NA	NA	q	NA

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

3 Excludes any high social impact investments.

4 Must be money-market eligible under SEC Rule 2a-7.

5 Based on net premium payments.

6 Based on initial margin required to establish position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

-- Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

-- Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

-- Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-- Respect indigenous peoples and their territories, cultures, environment, and livelihood.

-- Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-- Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-- Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

-- Are the subject of serious labor related actions by federal, state or local regulatory agencies.

-- Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-- Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

-- Have a pattern and practice of violating the rights of indigenous peoples.

-- Have harmful or unethical business practices.

-- Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-- Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

-- Manufacture tobacco products.

-- Are significantly involved in the manufacture of weapons.

-- Are significantly involved in the manufacture of alcoholic beverages.

-- Have direct involvement in gambling operations.

-- Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-- Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

-- Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

-- Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-- Respect indigenous peoples and their territories, cultures, environment, and livelihood.

-- Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-- Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-- Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

-- Directly contribute to the systematic denial of basic human rights.

-- Demonstrate a pattern of employing forced, compulsory or child labor.

-- Have poor environmental records, do not comply with local environmental regulations or, in Calvert's judgment, significantly contribute to environmental problems, regardless of local compliance; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-- Have poor corporate governance or engage in harmful or unethical business practices.

-- Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-- Derive more than 10% of revenues from the production of weapons systems.

-- Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, certain of the Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond, Calvert Social Index Fund, Large Cap Growth, New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. High Social Impact Investments are valued under the direction of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of

Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, Calvert World Values International Equity, and Capital Accumulation each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity, and Capital Accumulation.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of the CSIF Balanced Portfolio. The program allocates up to 5% of the CSIF Balanced Portfolio assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of CSIF Balanced Portfolio. The Manager Discovery Program brings a dynamic new perspective to the Portfolio, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Calvert uses a team approach to its management of the fixed-income portfolios. Gregory Habeeb heads this team for Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager. Matt Nottingham, CFA, is also a member of the fixed-income management team. Mr. Nottingham has 9 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc.; 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company.

SSgA Funds Management, Inc (SSgA FM); One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed equity assets in CSIF Balanced since March 2002 and CSIF Enhanced Equity since its inception in April 1998.

SSgA FM's portfolio management team for both CSIF Enhanced Equity and CSIF Balanced is headed by senior portfolio manager, Arlene Rockefeller, CFA. Arlene is a Senior Principal of State Street Global Advisors and heads the Global Enhanced Equities Group. Arlene specializes in portfolio construction, risk control, and implementation of enhanced equity portfolios. Arlene is a member of the SSgA Investment Committee, the Investment Board of the Tuckerman Group, and a member of the Senior Management Group. Arlene joined SSgA in 1982 with 5 years of experience in investment research.

Arlene holds a Bachelors degree in Statistics and a Masters degree in Informational Science from the University of Chicago. She also holds a Masters of Business Administration degree, with honors, from Boston University and is a Chartered Financial Analyst.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO); 40 Rowes Wharf, Boston, Massachusetts, 02110 has managed the Calvert World Values International Equity Fund since 2002.

Thomas Hancock and Christopher M. Darnell co-head the portfolio management team for the Portfolio. Mr. Hancock joined the firm in 1995, serving as a research analyst. He became a member of the firm in 2000 and is currently engaged in global quantitative equities portfolio management. Prior to joining the firm, he was a research scientist at Siemens and a software engineer at IBM. Mr. Hancock attended Rensselaer Polytechnic Institute (B.S.) and Harvard University (Ph.D.).

Mr. Darnell joined the firm in 1979, serving as a research analyst. He became a member of the firm in 1984 and Head of Quantitative Research in 1996. He has also served as Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO. Prior to joining the firm, Mr. Darnell attended Yale University (B.A.) and Harvard University (M.B.A.).

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc.; 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, a division of Munder Capital Management; 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Profit Investment Management; 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since late 2002. Profit is a part of Calvert's Manager Discovery Program.

Eugene A. Profit founded Profit Investment Management in 1996. He serves as president and chief investment officer, as well as portfolio manager of the Profit Value Fund. He holds a BA in economics from Yale University.

New Amsterdam Partners LLC; 475 Park Avenue South, 20th Floor, New York, New York 10016. Since June 30, 2004, New Amsterdam Partners LLC has managed a portion of the equity assets of CSIF Balanced.

The portfolio management team is headed by the firm's founder and majority owner, Michelle Clayman, CFA. Ms. Clayman founded the firm in 1986. Prior to starting the firm she was employed by Salomon Brothers as a Vice President and Supervisory Analyst in the Equity Research Department. She holds a degree in Philosophy, Politics and Economics from Oxford and an MBA from Stanford. She is also an active member of the Society of Quantitative Analysts and the Institute of Chartered Financial Analysts.

Nathaniel Paull, CFA, is a Senior Portfolio Manager who has been a member of the investment team since 1996. Mr. Paull earned a B.A. in Economics from the University of Hartford and an MBA in Finance from New York University.

Prior to joining the firm, Mr. Paull was a portfolio manager at Brown Brothers Harriman & Co.

Union Heritage Capital Management, LLC; 211 West Fort Street, Suite 615, Detroit, Michigan, 48226. Union Heritage Capital Management, LLC has managed a portion of the equity assets of CSIF Balanced Portfolio since mid-2004. Union Heritage is part of Calvert's Manager Discovery Program.

Derek T. Batts, JD, leads the portfolio management team and is chair of the Investment Policy Committee. Mr. Batts founded the firm in 1990. Prior to starting the firm, Mr. Batts was Vice-President and Chief Financial Officer of K.B. & A., a financial consulting firm. Mr. Batts is a founder and shareholder of SBK-Brooks Investment Corp., an institutional brokerage and investment banking firm.

Channing Capital Management, LLC; 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed Small Cap Value and Mid Cap Value since their inception in October 2004.

Eric Taylor McKissack heads the portfolio management team for both Small Cap Value and Mid Cap Value. He is a co-founder, Chairman of the Board, President, Chief Executive Office and Chief Investment Officer of Channing Capital, which was launched in January 2004. Mr. McKissack received his BS degree in Management from the Massachusetts Institute of Technology and attended the graduate business program at the University of California at Berkeley. He was also awarded the Chartered Financial Analyst designation by AIMR. Mr. McKissack was formerly Vice-Chairman and Co-Chief Investment Officer of Ariel Capital Management, Inc., through September 2002. Prior to this, he worked for five years as a research analyst for First Chicago Corporation and First Chicago Investment Advisors.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisors without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
CSIF Balanced	0.425%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.60%
Calvert Large Cap Growth	0.81%1
Capital Accumulation	0.65%
CWVF International Equity	0.75%
Calvert New Vision Small Cap	0.75%
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%
CSIF Bond	0.35%
CSIF Money Market	0.30%

1 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you. You should make this decision carefully, based on:

-- the amount you wish to invest;

-- the length of time you plan to keep the investment; and

-- the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):

Class A: Front-End Sales Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.

Class A shares have annual 12b-1 fee of up to 0.35%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond)

For investors who plan to hold the shares at least 6 years (4 for CSIF Bond). The expenses of this class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

Class B shares have an annual 12b-1 fee of 1.00%.

Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.

Class C: Deferred Sales Charge for 1 year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class C shares have an annual 12b-1 fee of 1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Once the total balance of your existing Class B holdings of Calvert's funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B, since you will qualify for Class A sales load breakpoints/discount.

Once the total balance of your existing Class C holdings of Calvert's funds reaches or exceeds $1,000,000, you should make future investments in Class A since you will qualify to purchase Class A shares with no sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 in CSIF Balanced, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

CSIF Balanced, Equity, Enhanced Equity;

Capital Accumulation

CWVF International Equity

Calvert New Vision Small Cap

Calvert Social Index Fund

Calvert Large Cap Growth

Calvert Small Cap Value

Calvert Mid Cap Value

			CSIF Bond

Your investment in	Sales Charge %	% of Amt.	Sales Charge %	% of Amt.
Class A shares	of offering price	Invested	of offering price	Invested

Less than $50,000	4.75%	4.99%	3.75%	3.90%
$50,000 but less than $100,000	3.75%	3.90%	3.00%	3.09%
$100,000 but less than $250,000	2.75%	2.83%	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%	1.01%
$1,000,000 and over	None5	None5	None5	None5

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

5 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

CSIF Balanced, Equity*,

Enhanced Equity;

Capital Accumulation

CWVF International Equity

Calvert New Vision Small Cap

Calvert Social Index Fund

Calvert Large Cap Growth

Calvert Small Cap Value

Calvert Mid Cap Value

		CSIF Bond

Time Since Purchase	CDSC	CDSC
1st year	5%	4%
2nd year	4%	3%
3rd year	4%	2%
4th year	3%	1%
5th year	2%	None
6th year	1%	None
After 6 years	None	None

* The following schedule applies to Class B shareholders of CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code ("Code").

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

-- A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge. In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. You may be required to provide to your broker/dealer or the Transfer Agent account statements regarding the amount of Calvert Investments held. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount you may take into account the higher of cost or current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). You should retain any records necessary to substantiate the historical amounts you have invested because the Fund, the Transfer Agent, and financial intermediaries may not maintain this information. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware

Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to: (i) current or retired Directors, Trustees, or Officers of a Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) purchases made through a Registered Investment Advisor; (iv) trust departments of banks or savings institutions for trust clients of such bank or institution; and (v) purchases through a broker/dealer maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) regardless of whether an individual or omnibus account, and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem Class A or B shares and then within 90 days decide to reinvest in the same Fund, you may reinvest in Class A at the net asset value next computed after the reinvestment order is received, without a sales charge. Proceeds from Class B share redemptions where a contingent deferred sales charge was charged will be reinvested in Class A shares. You may use the reinstatement privilege only once. In order to take advantage of this one-time privilege, you must notify the Fund or your broker/dealer at the time of the repurchase. The Funds reserve the right to modify or eliminate this privilege.

* A "family group" includes a spouse, parent, stepparent, grandparent, child, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers. A pension plan is not a qualified group for rights of accumulation.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets by particular Class.

Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market 0.25%/0.00%

	Class A	Class B	Class C
CSIF Balanced	0.35%/0.23%	1.00%/1.00%*	1.00%/1.00%*
CSIF Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
CSIF Enhanced Equity	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Growth	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Capital Accumulation	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
CWVF International Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
New Vision Small Cap	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Small Cap Value	0.35%/N/A	1.00%/N/A	1.00%/N/A
Calvert Mid Cap Value	0.35%/N/A	1.00%/N/A	1.00%/N/A
CSIF Bond	0.35%/0.20%	1.00%/1.00%*	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund's average daily net assets is for distribution services and 0.25% is for shareholder services.

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account
CSIF Balanced	$1,000
CSIF Equity	$1,000
CSIF Bond	$1,000
CSIF Money Market	$1,000
Calvert Small Cap Value	$1,000
Calvert Mid Cap Value	$1,000

Calvert Large Cap Growth	$2,000
CWVF International Equity	$2,000
Capital Accumulation	$2,000
New Vision Small Cap	$2,000

CSIF Enhanced Equity	$5,000
Calvert Social Index Fund	$5,000 ($2,000 for IRAs)

Minimum additional investments

$250; The Funds may charge a $2.00 service fee on purchases of less than $250.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT -- HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations, except CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If significant events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Significant fluctuations in domestic or foreign markets may constitute a significant event. Significant events also may stem from occurrences not tied directly to the securities market, such as natural disasters, armed conflicts, or significant governmental actions.

CWVF International Equity has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

CSIF Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at their discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of being market timed. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

Note: This Market Timing Policy does not apply to CSIF Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee will be charged to your account (CSIF Money Market, $3/month; CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

CSIF Money Market	Accrued daily, paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail you Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The investor will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund/class and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market only)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, CSIF Money Market will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

-- The Fund name and account number.

-- The amount of the transaction (in dollars or shares).

-- Signatures of all owners exactly as registered on the account (for mail requests).

-- Signature guarantees (if required).*

-- Any supporting legal documentation that may be required.

-- Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

Each Fund (except CSIF Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

-- Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

-- Exchange or redemption transactions by accounts that the Fund or its transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002, 2003 and 2004 were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2002, has been audited by other auditors.

CSIF Balanced

Financial Highlights
		Years Ended
		September 30,	September 30,
Class A Shares		2004	2003
Net asset value, beginning		$24.35	$21.44
Income from investment operations
Net investment income		.36	.38
Net realized and unrealized gain (loss)		1.77	2.87
Total from investment operations		2.13	3.25
Distributions from
Net investment income		(.35)	(.34)
Total distributions		(.35)	(.34)
Total increase (decrease) in net asset value		1.78	2.91
Net asset value, ending		$26.13	$24.35

Total return*		8.77%	15.28%
Ratios to average net assets:
Net investment income		1.37%	1.67%
Total expenses		1.25%	1.25%
Expenses before offsets		1.25%	1.25%
Net expenses		1.25%	1.24%
Portfolio turnover		106%	175%
Net assets, ending (in thousands)		$486,255	$480,201

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$24.48	$33.23	$32.14
Income from investment operations
Net investment income	.56	.84	.86
Net realized and unrealized gain	(3.04)	(6.37)	3.08
Total from investment operations	(2.48)	(5.53)	3.94
Distributions from
Net investment income	(.56)	(.82)	(.80)
Net realized gains		(2.40)	(2.05)
Total distributions	(.56)	(3.22)	(2.85)
Total increase (decrease) in net asset value	(3.04)	(8.75)	1.09
Net asset value, ending	$21.44	$24.48	$33.23

Total return*	(10.38%)	(17.74%)	12.75%
Ratios to average net assets:
Net investment income	2.23%	2.98%	2.58%
Total expenses	1.25%	1.20%	1.19%
Expenses before offsets	1.25%	1.20%	1.19%
Net expenses	1.25%	1.19%	1.17%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$458,947	$532,008	$705,355

CSIF Balanced

Financial Highlights
		Years Ended
		September 30,	September 30,
Class B Shares		2004	2003
Net asset value, beginning		$24.18	$21.31
Income from investment operations
Net investment income		.11	.13
Net realized and unrealized gain (loss)		1.74	2.86
Total from investment operations		1.85	2.99
Distributions from
Net investment income		(.09)	(.12)
Total distributions		(.09)	(.12)
Total increase (decrease) in net asset value		1.76	2.87
Net asset value, ending		$25.94	$24.18

Total return*		7.63%	14.06%
Ratios to average net assets:
Net investment income		.34%	.55%
Total expenses		2.27%	2.34%
Expenses before offsets		2.27%	2.34%
Net expenses		2.26%	2.34%
Portfolio turnover		106%	175%
Net assets, ending (in thousands)		$24,839	$19,670

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$24.33	$33.02	$31.97
Income from investment operations
Net investment income	.29	.56	.53
Net realized and unrealized gain (loss)	(3.01)	(6.32)	3.06
Total from investment operations	(2.72)	(5.76)	3.59
Distributions from
Net investment income	(.30)	(.53)	(.49)
Net realized gains		(2.40)	(2.05)
Total distributions	(.30)	(2.93)	(2.54)
Total increase (decrease) in net asset value	(3.02)	(8.69)	1.05
Net asset value, ending	$21.31	$24.33	$33.02

Total return*	(11.31%)	(18.54%)	11.63%
Ratios to average net assets:
Net investment income	1.17%	1.95%	1.60%
Total expenses	2.31%	2.22%	2.20%
Expenses before offsets	2.31%	2.22%	2.20%
Net expenses	2.31%	2.20%	2.18%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$14,805	$14,361	$13,580

CSIF Balanced

Financial Highlights
		Years Ended
		September 30,	September 30,
Class C Shares		2004	2003
Net asset value, beginning		$23.95	$21.12
Income from investment operations
Net investment income		.12	.13
Net realized and unrealized gain (loss)		1.73	2.82
Total from investment operations		1.85	2.95
Distributions from
Net investment income		(.10)	(.12)
Total distributions		(.10)	(.12)
Total increase (decrease) in net asset value		1.75	2.83
Net asset value, ending		$25.70	$23.95

Total return*		7.71%	14.02%
Ratios to average net assets:
Net investment income		.39%	.59%
Total expenses		2.22%	2.31%
Expenses before offsets		2.22%	2.31%
Net expenses		2.22%	2.30%
Portfolio turnover		106%	175%
Net assets, ending (in thousands)		$21,819	$16,585

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$24.10	$32.74	$31.70
Income from investment operations
Net investment income	.29	.56	.51
Net realized and unrealized gain	(2.96)	(6.29)	3.05
Total from investment operations	(2.67)	(5.73)	3.56
Distributions from
Net investment income	(.31)	(.51)	(.47)
Net realized gains		(2.40)	(2.05)
Total distributions	(.31)	(2.91)	(2.52)
Total increase (decrease) in net asset value	(2.98)	(8.64)	1.04
Net asset value, ending	$21.12	$24.10	$32.74

Total return*	(11.25%)	(18.60%)	11.64%
Ratios to average net assets:
Net investment income	1.20%	1.98%	1.58%
Total expenses	2.29%	2.19%	2.19%
Expenses before offsets	2.29%	2.19%	2.19%
Net expenses	2.28%	2.18%	2.17%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$12,626	$12,889	$15,263

CSIF Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class A Shares		2004	2003
Net asset value, beginning		$29.43	$23.84
Income from investment operations
Net investment income (loss)		(.09)	(.06)
Net realized and unrealized gain (loss)		2.29	5.67
Total from investment operations		2.20	5.61
Distributions from
Net realized gains		--	(.02)
Total increase (decrease) in net asset value		2.20	5.59
Net asset value, ending		$31.63	$29.43

Total return*		7.48%	23.56%
Ratios to average net assets:
Net investment income (loss)		(.32%)	(.26%)
Total expenses		1.25%	1.29%
Expenses before offsets		1.25%	1.29%
Net expenses		1.24%	1.29%
Portfolio turnover		17%	29%
Net assets, ending (in thousands)		$695,472	$530,322

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$27.72	$33.05	$27.06
Income from investment operations
Net investment income (loss)	(.04)	(.02)	(.06)
Net realized and unrealized gain (loss)	(2.96)	(3.68)	7.88
Total from investment operations	(3.00)	(3.70)	7.82
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	(3.88)	(5.33)	5.99
Net asset value, ending	$23.84	$27.72	$33.05

Total return*	(11.58%)	(11.82%)	29.91%
Ratios to average net assets:
Net investment income (loss)	(.12%)	(.07%)	(.20%)
Total expenses	1.29%	1.26%	1.26%
Expenses before offsets	1.29%	1.26%	1.26%
Net expenses	1.29%	1.24%	1.13%
Portfolio turnover	28%	43%	49%
Net assets, ending (in thousands)	$326,112	$252,068	$240,844

CSIF Equity

Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2004	2003
Net asset value, beginning		$27.78	$22.70
Income from investment operations
Net investment income (loss)		(.33)	(.25)
Net realized and unrealized gain (loss)		2.16	5.35
Total from investment operations		1.83	5.10
Distributions from
Net realized gains		--	(.02)
Total increase (decrease) in net asset value		1.83	5.08
Net asset value, ending		$29.61	$27.78

Total return*		6.59%	22.50%
Ratios to average net assets:
Net investment income (loss)		(1.16%)	(1.12%)
Total expenses		2.09%	2.15%
Expenses before offsets		2.09%	2.15%
Net expenses		2.08%	2.15%
Portfolio turnover		17%	29%
Net assets, ending (in thousands)		$86,242	$70,824

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$26.67	$32.17	$26.60
Income from investment operations
Net investment income (loss)	(.24)	(.24)	(.23)
Net realized and unrealized gain (loss)	(2.85)	(3.63)	7.63
Total from investment operations	(3.09)	(3.87)	7.40
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	(3.97)	(5.50)	5.57
Net asset value, ending	$22.70	$26.67	$32.17

Total return*	(12.39%)	(12.71%)	28.78%
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(1.00%)	(1.04%)
Total expenses	2.19%	2.20%	2.20%
Expenses before offsets	2.19%	2.20%	2.20%
Net expenses	2.19%	2.17%	1.97%
Portfolio turnover	28%	43%	49%
Net assets, ending (in thousands)	$43,091	$30,015	$21,416

CSIF Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class C Shares		2004	2003
Net asset value, beginning		$25.92	$21.17
Income from investment operations.
Net investment income (loss)		(.27)	(.22)
Net realized and unrealized gain (loss)		1.99	4.99
Total from investment operations		1.72	4.77
Distributions from
Net realized gains		--	(.02)
Total increase (decrease) in net asset value		1.72	4.75
Net asset value, ending		$27.64	$25.92

Total return*		6.64%	22.56%
Ratios to average net assets:
Net investment income (loss)		(1.09%)	(1.06%)
Total expenses		2.03%	2.10%
Expenses before offsets		2.03%	2.10%
Net expenses		2.03%	2.09%
Portfolio turnover		17%	29%
Net assets, ending (in thousands)		$86,514	$61,897

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$24.91	$30.13	$25.00
Income from investment operations.
Net investment income (loss)	(.21)	(.22)	(.24)
Net realized and unrealized gain (loss)	(2.65)	(3.37)	7.20
Total from investment operations	(2.86)	(3.59)	6.96
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	(3.74)	(5.22)	5.13
Net asset value, ending	$21.17	$24.91	$30.13

Total return*	(12.34%)	(12.63%)	28.87%
Ratios to average net assets:
Net investment income (loss)	(.96%)	(.94%)	(1.01%)
Total expenses	2.14%	2.14%	2.15%
Expenses before offsets	2.14%	2.14%	2.15%
Net expenses	2.13%	2.11%	1.94%
Portfolio turnover	28%	43%	49%
Net assets, ending (in thousands)	$37,109	$26,455	$20,086

Calvert Social Index Fund

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.55	$7.50	$9.68
Income from investment operations
Net investment income	.06	.05	.03
Net realized and unrealized gain (loss)	.87	2.03	(2.17)
Total from investment operations	.93	2.08	(2.14)
Distributions from:
Net investment income	(.05)	(.03)	(.04)
Total distributions	(.05)	(.03)	(.04)
Total increase (decrease) in net asset value	0.88	2.05	(2.18)
Net asset value, ending	$10.43	$9.55	$7.50

Total return*	9.73%	27.88%	(22.27%)
Ratios to average net assets:
Net investment income	.64%	.63%	.36%
Total expenses	1.48%	1.62%	1.65%
Expenses before offsets	.77%	.77%	.77%
Net expenses	.75%	.75%	.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$39,684	$27,802	$17,663

	Periods Ended
	September 30,	September 30,
Class A Shares	2001	2000 #
Net asset value, beginning	$14.78	$15.00
Income from investment operations
Net investment income	.04	--
Net realized and unrealized gain (loss)	(5.10)	(.22)
Total from investment operations	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.10)	(.22)
Net asset value, ending	$9.68	$14.78

Total return*	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.33%	.06% (a)
Total expenses	1.84%	2.94% (a)
Expenses before offsets	.85%	1.01% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$18,614	$2,478

Calvert Social Index Fund

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.30	$7.38	$9.60
Income from investment operations
Net investment income (loss)	(.03)	.01	(.03)
Net realized and unrealized gain (loss)	.83	1.94	(2.18)
Total from investment operations	.80	1.95	(2.21)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	0.75	1.92	(2.22)
Net asset value, ending	$10.05	$9.30	$7.38

Total return*	8.57%	26.55%	(23.05%)
Ratios to average net assets:
Net investment income (loss)	(.36%)	(.37%)	(.62%)
Total expenses	2.61%	3.05%	3.44%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$4,072	$2,369	$1,164

	Periods Ended
	September 30,	September 30,
Class B Shares	2001	2000 #
Net asset value, beginning	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.01)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	(5.17)	(.23)
Net asset value, ending	$9.60	$14.77

Total return*	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.89%) (a)
Total expenses	5.67%	15.72% (a)
Expenses before offsets	1.85%	2.00% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$860	$238

Calvert Social Index Fund

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.29	$7.37	$9.58
Income from investment operations
Net investment income (loss)	(.03)	.01	(.04)
Net realized and unrealized gain (loss)	.84	1.94	(2.16)
Total from investment operations	.81	1.95	(2.20)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	0.76	1.92	(2.21)
Net asset value, ending	$10.05	$9.29	$7.37

Total return*	8.69%	26.59%	(23.00%)
Ratios to average net assets:
Net investment income (loss)	(.36%)	(.36%)	(.63%)
Total expenses	2.46%	2.88%	2.93%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$4,896	$2,534	$1,391

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000 #
Net asset value, beginning	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.02)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.24)
Distributions from:
Net investment income	(.02)	--
Total distributions	(.02)	--
Total increase (decrease) in net asset value	(5.18)	(.24)
Net asset value, ending	$9.58	$14.76

Total return*	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.67%)	(.94%) (a)
Total expenses	4.32%	12.34% (a)
Expenses before offsets	1.85%	1.99% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$1,318	$228

CSIF Enhanced Equity

Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2004	2003
Net asset value, beginning		$15.17	$12.24
Income from investment operations
Net investment income (loss)		.03	.03
Net realized and unrealized gain (loss)		1.76	2.90
Total from investment operations		1.79	2.93
Total increase (decrease) in net asset value		1.79	2.93
Net asset value, ending		$16.96	$15.17

Total return*		11.80%	23.94%
Ratios to average net assets:
Net investment income (loss)		.19%	.24%
Total expenses		1.43%	1.54%
Expenses before offsets		1.43%	1.45%
Net expenses		1.41%	1.44%
Portfolio turnover		13%	42%
Net assets, ending (in thousands)		$55,253	$39,145

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$14.64	$19.91	$16.83
Income from investment operations
Net investment income (loss)	.01	(.01)	(.02)
Net realized and unrealized gain (loss)	(2.41)	(5.12)	3.11
Total from investment operations	(2.40)	(5.13)	3.09
Distributions from
Net investment income	--	--	(.01)
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.40)	(5.27)	3.08
Net asset value, ending	$12.24	$14.64	$19.91

Total return*	(16.37%)	(25.93%)	18.39%
Ratios to average net assets:
Net investment income (loss)	.09%	(.06%)	(.14%)
Total expenses	1.46%	1.43%	1.52%
Expenses before offsets	1.27%	1.32%	1.33%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$26,842	$30,525	$21,239

CSIF Enhanced Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class B Shares		2004	2003
Net asset value, beginning		$14.30	$11.67
Income from investment operations
Net investment income (loss)		(.12)	(.10)
Net realized and unrealized gain (loss)		1.66	2.73
Total from investment operations		1.54	2.63
Total increase (decrease) in net asset value		1.54	2.63
Net asset value, ending		$15.84	$14.30

Total return*		10.77%	22.54%
Ratios to average net assets:
Net investment income (loss)		(.75%)	(.82%)
Total expenses		2.37%	2.55%
Expenses before offsets		2.37%	2.51%
Net expenses		2.36%	2.50%
Portfolio turnover		13%	42%
Net assets, ending (in thousands)		$8,391	$6,936

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.12	$19.41	$16.58
Income from investment operations
Net investment income (loss)	(.16)	(.20)	(.16)
Net realized and unrealized gain (loss)	(2.29)	(4.95)	2.99
Total from investment operations	(2.45)	(5.15)	2.83
Distributions from
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.45)	(5.29)	2.83
Net asset value, ending	$11.67	$14.12	$19.41

Total return*	(17.33%)	(26.70%)	17.07%
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.18%)	(1.21%)
Total expenses	2.47%	2.42%	2.41%
Expenses before offsets	2.47%	2.42%	2.41%
Net expenses	2.45%	2.36%	2.32%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$4,980	$5,488	$6,531

CSIF Enhanced Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class C Shares		2004	2003
Net asset value, beginning		$14.35	$11.71
Income from investment operations
Net investment income (loss)		(.10)	(.10)
Net realized and unrealized gain (loss)		1.65	2.74
Total from investment operations		1.55	2.64
Total increase (decrease) in net asset value		1.55	2.64
Net asset value, ending		$15.90	$14.35

Total return*		10.80%	22.54%
Ratios to average net assets:
Net investment income (loss)		(.72%)	(.83%)
Total expenses		2.34%	2.56%
Expenses before offsets		2.34%	2.51%
Net expenses		2.32%	2.50%
Portfolio turnover		13%	42%
Net assets, ending (in thousands)		$6,038	$4,433

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$14.16	$19.48	$16.62
Income from investment operations
Net investment income (loss)	(.16)	(.19)	(.14)
Net realized and unrealized gain (loss)	(2.29)	(4.99)	3.00
Total from investment operations	(2.45)	(5.18)	2.86
Distributions from
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.45)	(5.32)	2.86
Net asset value, ending	$11.71	$14.16	$19.48

Total return*	(17.28%)	(26.76%)	17.21%
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.14%)	(1.15%)
Total expenses	2.47%	2.38%	2.35%
Expenses before offsets	2.47%	2.38%	2.35%
Net expenses	2.45%	2.32%	2.27%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$3,060	$3,376	$4,674

Calvert Large Cap Growth

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$21.09	$16.25	$19.19
Income from investment operations
Net investment income	(.10)	(.16)	(.10)
Net realized and unrealized gain (loss)	3.38	5.00	(2.84)
Total from investment operations	3.28	4.84	(2.94)
Total increase (decrease) in net asset value	3.28	4.84	(2.94)
Net asset value, ending	$24.37	$21.09	$16.25

Total return*	15.55%	29.78%	(15.32%)
Ratios to average net assets:
Net investment income	(.87%)	(1.07%)	(.64%)
Total expenses	1.85%	2.53%	2.48%
Expenses before offsets	1.62%	1.70%	1.42%
Net expenses	1.61%	1.68%	1.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$97,781	$18,139	$8,758

	Periods Ended
	September 30	June 30,
Class A Shares	2001**	2001##
Net asset value, beginning	$23.27	$29.87
Income from investment operations
Net investment income	(.02)	(.08)
Net realized and unrealized gain (loss)	(4.06)	(6.52)
Total from investment operations	(4.08)	(6.60)
Total increase (decrease) in net asset value	(4.08)	(6.60)
Net asset value, ending	$19.19	$23.27

Total return*	(17.53%)	(22.10%)
Ratios to average net assets:
Net investment income	(.61%) (a)	(.54%) (a)
Total expenses	2.62% (a)	3.02% (a)
Expenses before offsets	1.39% (a)	1.42% (a)
Net expenses	1.30% (a)	1.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$6,915	$7,318

Calvert Large Cap Growth

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$20.50	$15.96	$19.04
Income from investment operations
Net investment income (loss)	(.29)	(.28)	(.25)
Net realized and unrealized gain (loss)	3.26	4.82	(2.83)
Total from investment operations	2.97	4.54	(3.08)
Total increase (decrease) in net asset value	2.97	4.54	(3.08)
Net asset value, ending	$23.47	$20.50	$15.96

Total return*	14.49%	28.45%	(16.18%)
Ratios to average net assets:
Net investment income (loss)	(1.89%)	(2.07%)	(1.64%)
Total expenses	2.76%	3.51%	3.61%
Expenses before offsets	2.62%	2.70%	2.42%
Net expenses	2.61%	2.68%	2.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$12,614	$4,705	$2,074

	Periods Ended
	September 30,	June 30,
Class B Shares	2001**	2001##
Net asset value, beginning	$23.15	$29.87
Income from investment operations
Net investment income (loss)	(.05)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.51)
Total from investment operations	(4.11)	(6.72)
Total increase (decrease) in net asset value	(4.11)	(6.72)
Net asset value, ending	$19.04	$23.15

Total return*	(17.75%)	(22.50%)
Ratios to average net assets:
Net investment income (loss)	(1.60%) (a)	(1.55%) (a)
Total expenses	4.19% (a)	6.17% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$1,445	$1,372

Calvert Large Cap Growth

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$20.59	$16.02	$19.12
Income from investment operations
Net investment income (loss)	(.24)	(.26)	(.24)
Net realized and unrealized gain (loss)	3.20	4.83	(2.86)
Total from investment operations	2.96	4.57	(3.10)
Total increase (decrease) in net asset value	2.96	4.57	(3.10)
Net asset value, ending	$23.55	$20.59	$16.02

Total return*	14.38%	28.53%	(16.21%)
Ratios to average net assets:
Net investment income (loss)	(1.88%)	(2.08%)	(1.64%)
Total expenses	2.74%	3.78%	3.96%
Expenses before offsets	2.62%	2.70%	2.42%
Net expenses	2.61%	2.68%	2.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$11,288	$2,635	$1,234

	Periods Ended
	September 30,	June 30,
Class C Shares	2001**	2001##
Net asset value, beginning	$23.24	$29.87
Income from investment operations
Net investment income (loss)	(.06)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.42)
Total from investment operations	(4.12)	(6.63)
Total increase (decrease) in net asset value	(4.12)	(6.63)
Net asset value, ending	$19.12	$23.24

Total return*	(17.73%)	(22.20%)
Ratios to average net assets:
Net investment income (loss)	(1.62%) (a)	(1.50%) (a)
Total expenses	5.14% (a)	5.75% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$691	$743

Calvert Capital Accumulation

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2004	2003
Net asset value, beginning	$19.82	$15.79
Income from investment operations
Net investment income (loss)	(.32)	(.26)
Net realized and unrealized gain (loss)	2.10	4.29
Total from investment operations	1.78	4.03
Total increase (decrease) in net asset value	1.78	4.03
Net asset value, ending	$21.60	$19.82
Total return*	8.98%	25.52%
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.48%)
Total expenses	1.73%	1.82%
Expenses before offsets	1.73%	1.82%
Net expenses	1.72%	1.81%
Portfolio turnover	101%	170%
Net assets, ending (in thousands)	$111,520	$104,878

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$19.35	$36.34	$25.88
Income from investment operations
Net investment income (loss)	(.29)	(.14)	(.32)
Net realized and unrealized gain	(3.26)	(11.61)	11.29
Total from investment operations	(3.55)	(11.75)	10.97
Distributions from
Net realized gain	(.01)	(5.24)	(0.51)
Total distributions	(.01)	(5.24)	(0.51)
Total increase (decrease) in net asset value	(3.56)	(16.99)	10.46
Net asset value, ending	$15.79	$19.35	$36.34

Total return*	(18.36%)	(36.60%)	42.91%
Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.18%)	(1.12%)
Total expenses	1.74%	1.69%	1.67%
Expenses before offsets	1.74%	1.69%	1.67%
Net expenses	1.73%	1.64%	1.54%
Portfolio turnover	93%	71%	116%
Net assets, ending (in thousands)	$83,643	$105,151	$141,639

Calvert Capital Accumulation

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2004	2003
Net asset value, beginning	$18.73	$15.07
Income from investment operations
Net investment income (loss)	(.48)	(.39)
Net realized and unrealized gain (loss)	1.99	4.05
Total from investment operations	1.51	3.66
Total increase (decrease) in net asset value	1.51	3.66
Net asset value, ending	$20.24	$18.73
Total return*	8.06%	24.29%
Ratios to average net assets:
Net investment income (loss)	(2.28%)	(2.45%)
Total expenses	2.60%	2.79%
Expenses before offsets	2.60%	2.79%
Net expenses	2.59%	2.78%
Portfolio turnover	101%	170%
Net assets, ending (in thousands)	$16,936	$15,152

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$18.64	$35.47	$25.46
Income from investment operations
Net investment income (loss)	(.44)	(.24)	(.52)
Net realized and unrealized gain (loss)	(3.12)	(11.35)	11.04
Total from investment operations	(3.56)	(11.59)	10.52
Distributions from
Net realized gain	(.01)	(5.24)	(.51)
Total distributions	(.01)	(5.24)	(.51)
Total increase (decrease) in net asset value	(3.57)	(16.83)	10.01
Net asset value, ending	$15.07	$18.64	$35.47

Total return*	(19.11%)	(37.12%)	41.84%
Ratios to average net assets:
Net investment income (loss)	(2.38%)	(2.04%)	(1.88%)
Total expenses	2.65%	2.56%	2.49%
Expenses before offsets	2.65%	2.56%	2.49%
Net expenses	2.64%	2.50%	2.30%
Portfolio turnover	93%	71%	116%
Net assets, ending (in thousands)	$11,534	$13,914	$16,435

Calvert Capital Accumulation

Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2004	2003
Net asset value, beginning	$18.15	$14.59
Income from investment operations
Net investment income (loss)	(.43)	(.37)
Net realized and unrealized gain (loss)	1.90	3.93
Total from investment operations	1.47	3.56
Total increase (decrease) in net asset value	1.47	3.56
Net asset value, ending	$19.62	$18.15
Total return*	8.10%	24.40%
Ratios to average net assets:
Net investment income (loss)	(2.23%)	(2.35%)
Total expenses	2.55%	2.69%
Expenses before offsets	2.55%	2.69%
Net expenses	2.54%	2.68%
Portfolio turnover	101%	170%
Net assets, ending (in thousands)	$12,914	$10,896

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$18.02	$34.48	$24.76
Income from investment operations
Net investment income (loss)	(.42)	(.22)	(.50)
Net realized and unrealized gain	(3.00)	(11.00)	10.73
Total from investment operations	(3.42)	(11.22)	10.23
Distributions from
Net realized gain	(.01)	(5.24)	(.51)
Total distributions	(.01)	(5.24)	(.51)
Total increase (decrease) in net asset value	(3.43)	(16.46)	9.72
Net asset value, ending	$14.59	$18.02	$34.48

Total return*	(18.99%)	(37.11%)	41.91%
Ratios to average net assets:
Net investment income (loss)	(2.32%)	(1.98%)	(1.87%)
Total expenses	2.59%	2.49%	2.47%
Expenses before offsets	2.59%	2.49%	2.47%
Net expenses	2.58%	2.44%	2.29%
Portfolio turnover	93%	71%	116%
Net assets, ending (in thousands)	$8,365	$9,757	$13,769

Calvert World Values International Equity

Financial Highlights
			Years Ended
			September 30,	September 30,
Class A Shares			2004 (Z)	2003
Net asset value, beginning			$14.55	$11.99
Income from investment operations
Net investment income (loss)			.10	.09
Net realized and unrealized gain (loss)			2.12	2.53
Total from investment operations			2.22	2.62
Distributions from
Net investment income			(.17)	(.06)
Net realized gains			--	--
Total distributions			(.17)	(.06)
Total increase (decrease) in net asset value			2.05	2.56
Net asset value, ending			$16.60	$14.55

Total return*			15.30%	21.93%
Ratios to average net assets:
Net investment income (loss)			.60%	.72%
Total expenses			1.97%	2.07%
Expenses before offsets			1.97%	2.05%
Net expenses			1.96%	2.05%
Portfolio turnover			72%	71%
Net assets, ending (in thousands)			$213,524	$162,699

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2002	2001	2000
Net asset value, beginning		$13.65	$21.77	$21.89
Income from investment operations
Net investment income		.01	.01	(.03)
Net realized and unrealized gain (loss)		(1.59)	(6.75)	.87
Total from investment operations	.	(1.58)	(6.74)	.84
Distributions from
Net investment income		--	--	--
Net realized gains		(.08)	(1.38)	(.96)
Total distributions		(.08)	(1.38)	(.96)
Total increase (decrease) in net asset value		(1.66)	(8.12)	(.12)
Net asset value, ending		$11.99	$13.65	$21.77

Total return*		(11.69%)	(32.93%)	3.36%
Ratios to average net assets:
Net investment income (loss)		.06%	.07%	(.15%)
Total expenses		2.02%	1.85%	1.81%
Expenses before offsets		2.00%	1.85%	1.81%
Net expenses		1.99%	1.83%	1.73%
Portfolio turnover		106%	93%	76%
Net assets, ending (in thousands)		$129,887	$152,278	$238,646

Calvert World Values International Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class B Shares		2004 (Z)	2003
Net asset value, beginning		$13.57	$11.33
Income from investment operations
Net investment income (loss)		(.08)	(.08)
Net realized and unrealized gain (loss)		1.97	2.38
Total from investment operations		1.89	2.30
Distributions from:
Net investment income		(.16)	(.06)
Net realized gains		--	--
Total distributions		(.16)	(.06)
Total increase (decrease) in net asset value		1.73	2.24
Net asset value, ending		$15.30	$13.57

Total return*		13.95%	20.34%
Ratios to average net assets
Net investment income (loss)		(.54%)	(.64%)
Total expenses		3.14%	3.44%
Expenses before offsets		3.14%	3.42%
Net expenses		3.13%	3.41%
Portfolio turnover		72%	71%
Net assets, ending (in thousands)		$8,934	$6,176

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$13.09	$21.20	$21.56
Income from investment operations
Net investment income (loss)	(.16)	(.18)	(.23)
Net realized and unrealized gain (loss)	(1.52)	(6.55)	.83
Total from investment operations	(1.68)	(6.73)	.60
Distributions from:
Net realized gains	(.08)	(1.38)	(.96)
Total distributions	(.08)	(1.38)	(.96)
Total increase (decrease) in net asset value	(1.76)	(8.11)	(.36)
Net asset value, ending	$11.33	$13.09	$21.20

Total return*	(12.96%)	(33.82%)	2.28%
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.13%)	(1.29%)
Total expenses	3.33%	3.08%	3.04%
Expenses before offsets	3.31%	3.08%	3.04%
Net expenses	3.31%	3.06%	2.96%
Portfolio turnover	106%	93%	76%
Net assets, ending (in thousands)	$4,424	$4,542	$5,577

Calvert World Values International Equity

Financial Highlights
			Years Ended
			September 30,	September 30,
Class C Shares			2004 (Z)	2003
Net asset value, beginning			$13.18	$10.97
Income from investment operations
Net investment income (loss)			(.04)	(.03)
Net realized and unrealized gain (loss)			1.92	2.30
Total from investment operations			1.88	2.27
Distributions from:
Net investment income			(.15)	(.06)
Net realized gains			--	--
Total distributions			(.15)	(.06)
Total increase (decrease) in net asset value			1.73	2.21
Net asset value, ending			$14.91	$13.18

Total return*			14.33%	20.72%
Ratios to average net assets:
Net investment income (loss)			(.25%)	(.27%)
Total expenses			2.85%	3.09%
Expenses before offsets			2.85%	3.07%
Net expenses			2.84%	3.07%
Portfolio turnover			72%	71%
Net assets, ending (in thousands)			$14,533	$9,764

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2002	2001	2000
Net asset value, beginning		$12.64	$20.46	$20.81
Income from investment operations
Net investment income (loss)		(.12)	(.14)	(.22)
Net realized and unrealized gain (loss)		(1.47)	(6.30)	.83
Total from investment operations	.	(1.59)	(6.44)	.61
Distributions from
Net realized gains		(.08)	(1.38)	(.96)
Total distributions		(.08)	(1.38)	(.96)
Total increase (decrease) in net asset value		(1.67)	(7.82)	(.35)
Net asset value, ending		$10.97	$12.64	$20.46

Total return*		(12.71%)	(33.62%)	2.41%
Ratios to average net assets:
Net investment income (loss)		(.95%)	(.89%)	(1.06%)
Total expenses		3.05%	2.81%	2.75%
Expenses before offsets		3.04%	2.81%	2.75%
Net expenses		3.03%	2.79%	2.67%
Portfolio turnover		106%	93%	76%
Net assets, ending (in thousands)		$7,021	$7,434	$11,278

Calvert New Vision Small Cap

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2004	2003
Net asset value, beginning	$16.43	$13.61
Income from investment operations
Net investment income (loss)	(.10)	(.15)
Net realized and unrealized gain (loss)	2.37	3.11
Total from investment operations	2.27	2.96
Distributions from
Net investment income	--	(.13)
Net realized gain	--	(.01)
Total distributions	--	(.14)
Total increase (decrease) in net asset value	2.27	2.82
Net asset value, ending	$18.70	$16.43
Total return*	13.82%	21.89%
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(1.03%)
Total expenses	1.69%	1.77%
Expenses before offsets	1.69%	1.76%
Net expenses	1.68%	1.75%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$214,143	$157,611

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$15.39	$18.43	$13.49
Income from investment operations
Net investment income (loss)	.19	(.11)	(.13)
Net realized and unrealized gain (loss)	(1.60)	(1.51)	5.07
Total from investment operations	(1.41)	(1.62)	4.94
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.78)	(3.04)	4.94
Net asset value, ending	$13.61	$15.39	$18.43
Total return*	(9.65%)	(8.99%)	36.62%
Ratios to average net assets:
Net investment income (loss)	1.11%	(.66%)	(.82%)
Total expenses	1.70%	1.76%	1.79%
Expenses before offsets	1.70%	1.72%	1.76%
Net expenses	1.70%	1.63%	1.50%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$109,207	$84,979	$79,641

Calvert New Vision Small Cap

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2004	2003
Net asset value, beginning	$15.47	$12.94
Income from investment operations
Net investment income (loss)	(.24)	(.22)
Net realized and unrealized gain (loss)	2.22	2.88
Total from investment operations	1.98	2.66
Distributions from
Net investment income	--	(.12)
Net realized gain	--	(.01)
Total distributions	--	(.13)
Total increase (decrease) in net asset value	1.98	2.53
Net asset value, ending	$17.45	$15.47

Total return*	12.80%	20.71%
Ratios to average net assets
Net investment income (loss)	(1.42%)	(2.02%)
Total expenses	2.58%	2.76%
Expenses before offsets	2.58%	2.75%
Net expenses	2.57%	2.74%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$26,089	$19,522

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.80	$17.96	$13.29
Income from investment operations
Net investment income (loss)	.03	(.27)	(.30)
Net realized and unrealized gain (loss)	(1.52)	(1.47)	4.97
Total from investment operations	(1.49)	(1.74)	4.67
Distributions from
Net realized gain	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.86)	(3.16)	4.67
Net asset value, ending	$12.94	$14.80	$17.96

Total return*	(10.59%)	(9.96%)	35.14%
Ratios to average net assets:
Net investment income (loss)	.18%	(1.74%)	(1.86%)
Total expenses	2.76%	2.87%	2.97%
Expenses before offsets	2.76%	2.82%	2.94%
Net expenses	2.76%	2.71%	2.52%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$11,878	$6,477	$4,484

Calvert New Vision Small Cap

Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2004	2003
Net asset value, beginning	$15.57	$13.00
Income from investment operations
Net investment income (loss)	(.21)	(.23)
Net realized and unrealized gain (loss)	2.21	2.93
Total from investment operations	2.00	2.70
Distributions from
Net investment income	--	(.12)
Net realized gain	--	(.01)
Total distributions	--	(.13)
Total increase (decrease) in net asset value	2.00	2.57
Net asset value, ending	$17.57	$15.57

Total return*	12.85%	20.93%
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.89%)
Total expenses	2.49%	2.64%
Expenses before offsets	2.49%	2.62%
Net expenses	2.48%	2.61%
Portfolio turnover	54%	54%
Net assets, ending (in thousands)	$27,501	$19,092

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$14.85	$17.99	$13.27
Income from investment operations
Net investment income (loss)	.04	(.24)	(.26)
Net realized and unrealized gain (loss)	(1.52)	(1.48)	4.98
Total from investment operations	(1.48)	(1.72)	4.72
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.85)	(3.14)	4.72
Net asset value, ending	$13.00	$14.85	$17.99

Total return*	(10.49%)	(9.83%)	35.57%
Ratios to average net assets:
Net investment income (loss)	0.27%	(1.56%)	(1.66%)
Total expenses	2.60%	2.69%	2.68%
Expenses before offsets	2.60%	2.65%	2.65%
Net expenses	2.59%	2.54%	2.33%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$13,260	$8,489	$8,799

CSIF Bond

Financial Highlights
		Years Ended
		September 30,	September 30,
Class A Shares		2004	2003
Net asset value, beginning		$16.29	$15.80
Income from investment operations
Net investment income		.45	.58
Net realized and unrealized gain (loss)		.48	.67
Total from investment operations		.93	1.25
Distributions from
Net investment income		(.45)	(.56)
Net realized gains		(.44)	(.20)
Total distributions		(.89)	(.76)
Total increase (decrease) in net asset value		0.04	.49
Net asset value, ending		$16.33	$16.29

Total return*		5.97%	8.20%
Ratios to average net assets:
Net investment income		2.82%	3.62%
Total expenses		1.19%	1.18%
Expenses before offsets		1.19%	1.18%
Net expenses		1.18%	1.17%
Portfolio turnover		244%	395%
Net assets, ending (in thousands)		$172,470	$148,791

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$16.38	$15.38	$15.59
Income from investment operations
Net investment income	.80	1.01	1.06
Net realized and unrealized gain (loss)	(.01)	.99	(.20)
Total from investment operations	.79	2.00	.86
Distributions from
Net investment income	(.82)	(1.00)	(1.06)
Net realized gains	(.55)	--	(.01)
Total distributions	(1.37)	(1.00)	(1.07)
Total increase (decrease) in net asset value	(.58)	1.00	(.21)
Net asset value, ending	$15.80	$16.38	$15.38

Total return*	5.18%	13.46%	5.76%
Ratios to average net assets:
Net investment income	5.07%	6.32%	6.90%
Total expenses	1.19%	1.19%	1.20%
Expenses before offsets	1.19%	1.19%	1.20%
Net expenses	1.18%	1.17%	1.16%
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$128,077	$96,736	$71,525

CSIF Bond

Financial Highlights
		Years Ended
		September 30,	September 30,
Class B Shares		2004	2003
Net asset value, beginning		$16.22	$15.75
Income from investment operations
Net investment income		.31	.43
Net realized and unrealized gain (loss)		.49	.66
Total from investment operations		.80	1.09
Distributions from
Net investment income		(.31)	(.42)
Net realized gains		(.44)	(.20)
Total distributions		(.75)	(.62)
Total increase (decrease) in net asset value		.05	.47
Net asset value, ending		$16.27	$16.22

Total return*		5.11%	7.13%
Ratios to average net assets:
Net investment income		1.93%	2.70%
Total expenses		2.09%	2.08%
Expenses before offsets		2.09%	2.08%
Net expenses		2.08%	2.07%
Portfolio turnover		244%	395%
Net assets, ending (in thousands)		$17,605	$18,860

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$16.32	$15.33	$15.53
Income from investment operations
Net investment income	.65	.85	.90
Net realized and unrealized gain (loss)	--	.98	(.20)
Total from investment operations	.65	1.83	.70
Distributions from
Net investment income	(.67)	(0.84)	(.89)
Net realized gains	(.55)	--	(.01)
Total distributions	(1.22)	(0.84)	(.90)
Total increase (decrease) in net asset value	(.57)	0.99	(.20)
Net asset value, ending	$15.75	$16.32	$15.33

Total return*	4.26%	12.31%	4.61%
Ratios to average net assets:
Net investment income	4.10%	5.21%	5.89%
Total expenses	2.13%	2.19%	2.26%
Expenses before offsets	2.13%	2.19%	2.26%
Net expenses	2.12%	2.17%	2.20%
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$14,305	$8,046	$3,220

CSIF Bond

Financial Highlights
		Years Ended
		September 30,	September 30,
Class C Shares		2004	2003
Net asset value, beginning		$16.21	$15.73
Income from investment operations
Net investment income		.31	.43
Net realized and unrealized gain (loss)		.48	.67
Total from investment operations		.79	1.10
Distributions from
Net investment income		(.31)	(.42)
Net realized gains		(.44)	(.20)
Total distributions		(.75)	(.62)
Total increase (decrease) in net asset value		.04	.48
Net asset value, ending		$16.25	$16.21

Total return*		5.06%	7.21%
Ratios to average net assets:
Net investment income		1.94%	2.71%
Total expenses		2.07%	2.07%
Expenses before offsets		2.07%	2.07%
Net expenses		2.06%	2.06%
Portfolio turnover		244%	395%
Net assets, ending (in thousands)		$13,130	$11,320

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$16.30	$15.31	$15.51
Income from investment operations
Net investment income	.63	.84	.86
Net realized and unrealized gain (loss)	.01	.96	(.18)
Total from investment operations	.64	1.80	.68
Distributions from
Net investment income	(.66)	(.81)	(.87)
Net realized gains	(.55)	--	(.01)
Total distributions	(1.21)	(.81)	(.88)
Total increase (decrease) in net asset value	(.57)	.99	(.20)
Net asset value, ending	$15.73	$16.30	$15.31

Total return*	4.24%	12.06%	4.48%
Ratios to average net assets:
Net investment income	4.07%	5.10%	5.64%
Total expenses	2.13%	2.38%	2.45%
Expenses before offsets	2.13%	2.38%	2.45%
Net expenses	2.12%	2.36%	2.40%
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$9,278	$3,524	$1,810

CSIF Money Market

Financial Highlights
		Years Ended
		September 30,	September 30,
		2004	2003
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.004	.006
Distributions from
Net investment income		(.004)	(.006)

Net asset value, ending		$1.00	$1.00

Total return*		.44%	.63%
Ratios to average net assets:
Net investment income		.44%	.63%
Total expenses		.91%	.90%
Expenses before offsets		.88%	.88%
Net expenses		.87%	.87%
Net assets, ending (in thousands)		$169,916	$181,788

		Years Ended
	September 30,	September 30,	September 30,
	2002	2001	2000
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.015	.045	.054
Distributions from
Net investment income	(.015)	(.045)	(.054)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.49%	4.63%	5.53%
Ratios to average net assets:
Net investment income	1.48%	4.52%	5.39%
Total expenses	.89%	.84%	.84%
Expenses before offsets	.88%	.84%	.84%
Net expenses	.87%	.83%	.82%
Net assets, ending (in thousands)	$192,680	$206,061	$206,753

(a) Annualized.

# From June 30, 2000 inception.

## From October 31, 2000 inception.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Three month audited period.

(Z) Per share figures are calculated using the Average Shares Method.

EXHIBIT A

Service Fees and Arrangements with Broker/Dealers

Calvert Distributors, Inc., each Fund's underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds. CDI also pays broker/dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees

CSIF Money Market None/0.05%

	Class A*	Class B**	Class C***
CSIF Balanced	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Capital Accumulation	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
New Vision Small Cap	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Value	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Mid Cap Value	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Bond	3.00%/0.25%	3.00%/0.25%	1.00%/1.00%

*Class A service fee begins to accrue in 1st month after purchase.

**Class B service fee begins to accrue in 13th month.

***Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in 13th month.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealers registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

Address: www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Funds at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334(CSIF)

no. 811- 06563(CWVF International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)

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Prospectus

February 1, 2005

Class I (Institutional) Shares

-- Calvert Social Investment Fund (CSIF) Balanced Portfolio

-- CSIF Equity Portfolio

-- Calvert Social Index Fund

-- CSIF Enhanced Equity Portfolio

-- Calvert Large Cap Growth Fund

-- Calvert Capital Accumulation Fund

-- Calvert World Values International Equity Fund

-- Calvert New Vision Small Cap Fund

-- Calvert Small Cap Value Fund

-- Calvert Mid Cap Value Fund

-- CSIF Bond Portfolio

-- Calvert Income Fund

-- Calvert Short Duration Income Fund

PROSPECTUS

February 1, 2005

About the Funds
Investment Objective, Strategy,
Principal Risks, Past Performance	4
Fees and Expenses	49
Investment Strategies and Risks	58

About Social Investing
Investment Selection Process	68
Socially Responsible Investment Criteria	68
High Social Impact Investments	71
Special Equities	72
Manager Discovery Program	73
Shareholder Advocacy and Social Responsibility	73

About Your Investment
About Calvert	74
Subadvisors and Portfolio Managers	74
Advisory Fees	78
How to Open an Account	79
Important -- How Shares are Priced	79
When Your Account Will be Credited	81
Other Calvert Features / Policies
(Exchanges, Market Timing Policy, Minimum Account Balance, etc.)	81
Dividends, Capital Gains and Taxes	84
How to Sell Shares	85
Financial Highlights	88

Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal investment strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The market prices of stocks or bonds decline

-- The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct

-- For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government

-- For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

-- The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized, unmanaged indexes of common stock and bond prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used after June 30, 2003. Because Class A has higher expenses, its performance is lower than the Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Balanced Total Return

Best Quarter: (of period shown ) Q2 '03; 10.00%

Worst Quarter: (of period shown) Q3 '01; -10.47%

Average annual total returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(2/28/99)
CSIF Balanced:
Return before taxes	7.29%	0.69%	1.98%
Return after taxes on
distributions	7.16%	-0.49%	0.61%
Return after taxes on
distributions and sale
of Fund shares	4.97%	-0.04%	1.01%
Russell 1000 Index	11.40%	-1.76%	1.70%
Lehman U.S. Credit Index	5.24%	8.63%	7.25%
Lipper Balanced Funds Avg.	7.93%	2.01%	3.53%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Equity Total Return

Best Quarter: (of period shown ) Q4 '01; 15.31%

Worst Quarter: (of period shown) Q3 '02; -16.10%

Average annual total returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(11/1/99)
CSIF Equity:
Return before taxes	7.33%	5.01%	6.98%
Return after taxes on
distributions	7.33%	4.66%	6.39%
Return after taxes on
distributions and sale
of Fund shares	4.76%	4.18%	5.82%
S&P 500 Index	10.87%	-2.30%	-1.15%
Lipper Multi-Cap Core
Funds Avg.	11.05%	0.38%	*

* For comparison purposes to Lipper, performance for the Fund as of 11/30/99 is: Return before taxes 6.24%; Return after taxes on distributions 5.64%; Return after taxes on distributions and sale of Fund shares 5.16%; and the performance for Lipper Multi-Cap Core Funds Avg. is 1.71%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social IndexTM, which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2004, there were 627 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-- The stock market or the Calvert Social Index goes down

-- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Calvert Social Index Fund

Total Return

Best Quarter: (of period shown ) Q2 '03; 16.34%

Worst Quarter: (of period shown) Q3 '02; -17.65%

Average annual total returns (as of 12--31--04)

	1 year	Since Inception
		(6/30/00)
Calvert Social Index Fund
Return before taxes	8.13%	-5.17%
Return after taxes on
distributions	7.79%	-5.37%
Return after taxes on
distributions and sale
of Fund shares	5.74%	-4.41%
Calvert Social Index	8.55%	-4.84%
Lipper Multi-Cap Core
Funds Avg.	11.05%	-0.36%

(Index reflects no deduction for fees, expenses or taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal investment strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $14 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value and momentum of market sentiment. These three measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market or the Russell 1000 Index goes down

-- The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The Fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows performance of the Class I shares for each calendar year. The table compares the Fund's performance over time to that of the Russell 1000 Index TR, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large- Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used after January 18, 2002. Because Class A has higher expenses, its performance is lower than the Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Enhanced Equity

Total Return

Best Quarter: (of period shown ) Q4 '99; 14.72%

Worst Quarter: (of period shown) Q3 '02; -16.05%

Average annual total returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity:
Return before taxes	9.47%	-0.55%	3.50%
Return after taxes on
distributions	9.41%	-0.83%	3.19%
Return after taxes on
distributions and sale
of Fund shares	6.24%	-0.68%	2.77%
Russell 1000 Index TR	11.40%	-1.76%	3.04%
Lipper Large-Cap
Core Funds Avg.	7.78%	-3.45%	*

* For comparison purposes to Lipper, performance for the Fund as of 4/30/98 is: Return before taxes 3.68%; Return after taxes on distributions 3.35%; Return after taxes on distributions and sale of Fund shares 2.91%; and the performance for Lipper Large-Cap Core Funds Avg. is 1.43%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time, however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The use of stock index futures and options could add to, rather than decrease, risk

-- The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Performance results prior to 10/31/00 for Class I Shares of Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Large Cap Growth

Total Return

Best Quarter: (of period shown ) Q4 '99; 40.66%

Worst Quarter: (of period shown) Q1 '01; -22.53%

Average annual total returns (as of 12--31--04)

	1 year	5 years	10 years
Large Cap Growth:
Return before taxes	17.37%	-2.37%	13.42%
Return after taxes on
distributions	17.37%	-2.90%	12.73%
Return after taxes on
distributions and sale
of Fund shares	11.29%	-2.22%	11.71%
S&P 500 Index	10.87%	-2.30%	12.07%
Lipper Multi-Cap
Growth Funds Avg.	17.37%	-7.51%	10.42%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal investment strategies

Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Russell Mid Cap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual returns of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through June 3, 2003. Because Class A has higher expenses, its performance is lower than the Class I would realize in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Capital Accumulation

Total Return

Best Quarter: (of period shown ) Q4 '01; 22.61%

Worst Quarter: (of period shown) Q3 '01; -24.74%

Average annual total returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(2/28/99)
Capital Accumulation:
Return before taxes	9.40%	0.46%	2.95%
Return after taxes on
distributions	9.40%	-0.23%	2.15%
Return after taxes on
distributions and sale
of Fund shares	6.11%	0.43%	2.42%
Russell Midcap
Growth Index	15.48%	-3.36%	4.63%
Lipper Mid-Cap
Growth Funds Avg.	12.71%	-3.43%	5.40%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values (CWVF)

International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies

The Fund invests primarily in non-U.S. large cap stocks using a core investment approach. The Fund will generally hold stocks of companies from the constituent countries of Morgan Stanley Capital International (MSCI) EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index.

No more than 5% of fund net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock markets (including those outside the U.S.) go down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the MCSI EAFE Index GD. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CWVF International Equity

Total Return

Best Quarter: (of period shown ) Q2 '03; 17.38%

Worst Quarter: (of period shown) Q3 '01; -17.04%

Average Annual Total Returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(2/28/99)
CWVF International Equity:
Return before taxes	18.29%	-2.96%	2.36%
Return after taxes on
distributions	18.04%	-3.38%	1.73%
Return after taxes on
distributions and sale
of Fund shares	12.22%	-2.63%	1.75%
MSCI EAFE Index GD	20.70%	-0.80%	3.98%
Lipper International Multi-Cap
Core Funds Avg.	18.75%	-1.32%	4.93%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index TR. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Investment Performance, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Investment Performance, the Class A performance at NAV was used during the periods January 18, 2002 through January 30, 2003, and March 12, 2003 through July 31, 2003. Because Class A has higher expenses, its performance is lower than the Class I would realize in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year New Vision Small Cap

Total Return

Best Quarter: (of period shown ) Q1 '00; 18.68%

Worst Quarter: (of period shown) Q3 '02; -21.69%

Average Annual Total Returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(2/28/99)
New Vision Small Cap:
Return before taxes	11.85%	7.99%	12.82%
Return after taxes on
distributions	11.36%	7.02%	12.01%
Return after taxes on
distributions and sale
of Fund shares	8.36%	6.43%	10.90%
Russell 2000 Index TR	18.33%	6.61%	10.53%
Lipper Small-Cap Core
Funds Avg.	18.34%	10.33%	13.49%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

There are no performance tables because the Fund has had less than one calendar year of operations.

Calvert Mid Cap Value

Objective

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell MidCap Value Index where companies have a capitalization of $600 million to $15 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell MidCap Value Index, which has the market capitalization range stated above as of September 10, 2004. The Russell MidCap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell MidCap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell MidCap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

There are no performance tables because the Fund has had less than one calendar year of operations.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by U.S. corporations and U.S. municipalities, and U.S. Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations (CMOs).The holder of an interest in a collateralized mortgage obligation is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of collateralized mortgage obligation purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other collateralized mortgage obligations or, alternatively, the holder may be paid only after the cash flow has been used to fund other collateralized mortgage obligations first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-- The market prices of bonds decline

-- The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-- The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-- The Fund may be subject to the risk of prepayment where anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

-- The Fund may be subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-- The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the US dollar and the respective foreign currency.

-- Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

-- For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there are extremely poor prospects for ever attaining any real investment standing and thus, there is the risk that there may not be a full recovery.

-- For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-- For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include the underlying credit risk associated with each credit, individual country risk and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Bond Total Return

Best Quarter: (of period shown ) Q1 '01; 7.83%

Worst Quarter: (of period shown) Q2 '04; -1.71%

Average Annual Total Returns (as of 12--31--04)

	1 year	Since
		Inception
		(3/31/00)
CSIF Bond:
Return before taxes	6.61%	8.27%
Return after taxes on
distributions	5.84%	7.50%
Return after taxes on
distributions and sale
of Fund shares	5.76%	7.43%
Lehman U.S. Credit Index	5.24%	8.78%
Lipper Corporate Debt Funds
A-Rated Average	4.09%	6.87%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Income

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations (CMOs).The holder of an interest in a collateralized mortgage obligation is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of collateralized mortgage obligation purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other collateralized mortgage obligations or, alternatively, the holder may be paid only after the cash flow has been used to fund other collateralized mortgage obligations first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-- The market prices of bonds decline

-- The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-- The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-- The Fund may be subject to the risk of prepayment where anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

-- The Fund may be subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-- The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the US dollar and the respective foreign currency.

-- Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

-- For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there are extremely poor prospects for ever attaining any real investment standing and thus, there is the risk that there may not be a full recovery.

-- For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-- For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include the underlying credit risk associated with each credit, individual country risk and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Calvert Income Total Return

Best Quarter: (of period shown ) Q1 '01; 8.02%

Worst Quarter: (of period shown) Q2 '04; -1.53%

Average Annual Total Returns (as of 12--31--04)

	1 year	5 years	Since
			Inception
			(2/28/99)
Calvert Income:
Return before taxes	5.83%	9.08%	8.96%
Return after taxes on
distributions	5.26%	8.21%	8.13%
Return after taxes on
distributions and sale
of Fund shares	5.40%	8.16%	8.09%
Lehman U.S. Credit Index	5.24%	8.63%	7.25%
Lipper Corporate Debt Funds
BBB-Rated Avg.	5.11%	7.53%	6.43%

(Indices reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Short Duration Income

Objective

Calvert Short Duration Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short term bonds and other income producing securities.

Principal investment strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations (CMOs).The holder of an interest in a collateralized mortgage obligation is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of collateralized mortgage obligation purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other collateralized mortgage obligations or, alternatively, the holder may be paid only after the cash flow has been used to fund other collateralized mortgage obligations first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-- The market prices of bonds decline

-- The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-- There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-- The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-- The Fund may be subject to the risk of prepayment where anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

-- The Fund may be subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-- The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the US dollar and the respective foreign currency.

-- Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

-- For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there are extremely poor prospects for ever attaining any real investment standing and thus, there is the risk that there may not be a full recovery.

-- For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-- For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include the underlying credit risk associated with each credit, individual country risk and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows performance of the Class I shares for each calendar year. The table compares the Fund's performance over time to that of the Lehman 1-5 Year Credit Index TR. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Calvert Short Duration Income Total Return

Best Quarter: (of period shown ) Q2 '03; 3.41%

Worst Quarter: (of period shown) Q2 '04; -0.68%

Average Annual Total Returns (as of 12--31--04)

	1 year	Since
		Inception
		(2/26/02)
Short Duration Income Fund:
Return before taxes	4.15%	7.67%
Return after taxes on
distributions	3.51%	6.65%
Return after taxes on
distributions and sale
of Fund shares	3.64%	6.42%
Lehman 1-5 Year Credit
Index TR	2.45%	5.55%
Lipper Short Investment Grade
Debt Funds Average	1.35%	*

* For comparison purposes to Lipper, performance for the Fund as of 2/28/02 is: Return before taxes 7.60%; Return after taxes on distributions 6.57%; Return after taxes on distributions and sale of Fund shares 6.35%; and the performance for Lipper Short Investment Grade Debt Funds Avg. is 2.87%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CSIF Balanced

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.33%
Total annual fund operating expenses	0.88%
Less fee waiver and/or expense reimbursement3	(0.16%)
Net expenses	0.72%

CSIF Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses	0.68%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.325%
Distribution and service (12b-1) fees	None
Other expenses	0.735%
Total annual fund operating expenses	1.06%
Less fee waiver and/or expense reimbursement3	(0.685%)
Net expenses	0.375%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.31%
Total annual fund operating expenses	1.01%
Less fee waiver and/or expense reimbursement3	(0.20%)
Net expenses	0.81%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.91%
Distribution and service (12b-1) fees	None
Other expenses	0.81%
Total annual fund operating expenses	1.72%
Less fee waiver and/or expense reimbursement3	(0.71%)
Net expenses	1.01%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.48%
Total annual fund operating expenses	1.23%
Less fee waiver and/or expense reimbursement3	(0.37%)
Net expenses	0.86%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.33%
Total annual fund operating expenses	1.23%
Less fee waiver and/or expense reimbursement3	(0.13%)
Net expenses	1.10%

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.29%
Total annual fund operating expenses	1.14%
Less fee waiver and/or expense reimbursement3	(0.22%)
Net expenses	0.92%

Calvert Small Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.55%
Total annual fund operating expenses	1.40%
Less fee waiver and/or expense reimbursement3	(0.48%)
Net expenses	0.92%

Calvert Mid Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.56%
Total annual fund operating expenses	1.31%
Less fee waiver and/or expense reimbursement3	(0.45%)
Net expenses	0.86%
CSIF Bond

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expenses	0.61%

Calvert Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.56%

Calvert Short Duration Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expenses	0.61%

Explanation of Fees and Expenses Table

1The redemption fee applies to redemptions, including exchanges, within 5 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund.

2Total annual fund operating expenses are based on the Fund's most recent fiscal year unless otherwise indicated. Expenses for CSIF Balanced, CSIF Enhanced Equity, Calvert Small Cap Value and Calvert Mid Cap Value are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

3Calvert has agreed to contractually limit annual Fund operating expenses for all of the Funds' Class I shares (other than CSIF Equity, CSIF Bond, Calvert Income and Calvert Short Duration Income) through January 31, 2006. Only the Board of Trustees/Directors may terminate the contractual expense cap. Subject to the qualifications discussed below, net operating expenses will not exceed the following: 0.72% for CSIF Balanced; 0.375% for Calvert Social Index Fund; 0.81% for CSIF Enhanced Equity; 0.90% for Calvert Large Cap Growth; 0.86% for Calvert Capital Accumulation; 1.10% for CWVF International Equity; 0.92% for Calvert New Vision Small Cap; 0.92% for Calvert Small Cap Value; and 0.86% for Calvert Mid Cap Value. The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The amount shown in the table reflects a positive 0.11% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.15% for Calvert Large Cap Growth. Calvert has further agreed to limit annual Fund operating expenses for Calvert Large Cap Growth at 1.50% through January 31, 2015. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. Each Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

To the extent the credit, if any, reduces Fund expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement. The amount of this credit received by the Advisor, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses". The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund for the most recent fiscal year. See Statement of Additional Information "Investment Advisor and Subadvisors".

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

-- You invest $1,000,000 in the Fund for the time periods indicated;

-- Your investment has a 5% return each year;

-- You redeem all shares at the end of the periods; and

-- The Fund's operating expenses remain the same.

The expense example for Calvert Large Cap Growth reflects a positive 0.11% performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:

	1 year	3 years	5 years	10 years
CSIF Balanced	$7,354	$26,471	$47,196	$106,958
CSIF Equity	6,947	21,754	37,868	84,653
Calvert Social Index Fund	3,837	26,900	51,816	123,221
CSIF Enhanced Equity	8,270	30,164	53,841	121,810
Calvert Large Cap Growth	10,302	42,600	77,199	174,865
Capital Accumulation	8,778	35,371	64,008	145,596
CWVF International Equity	11,215	37,747	66,317	147,717
Calvert New Vision Small Cap	9,388	34,043	60,638	136,645
Calvert Small Cap Value	9,388	39,589	--	--
Calvert Mid Cap Value	8,788	37,079	--	--
CSIF Bond	6,234	19,535	34,029	76,213
Calvert Income	5,724	17,947	31,279	70,146
Calvert Short Duration Income	6,237	19,535	34,029	76,213

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
J Fund currently uses as a principal
investment strategy
q Permitted, but not a principal
investment strategy
(% of assets allowable, if restricted)
8 Not permitted
xN Allowed up to x% of Fund's net assets
xT Allowed up to x% of Fund's total assets
N/A not applicable to this type of fund

A CSIF Balanced

B CSIF Equity

C Calvert Social Index Fund

D CSIF Enhanced Equity

E Large Cap Growth

F Capital Accumulation

G CWVF International Equity

H Calvert New Vision Small Cap

I Calvert Small Cap Value

K Calvert Mid Cap Value

L CSIF Bond

M Calvert Income

N Calvert Short Duration Income

This page intentionally left blank.

Investment Practices	A	B	C	D	E	F	G	H	I	K	L	M	N

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	J	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	q	q

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high quality, liquid securities. Risks: Correlation and Opportunity.	8	8	8	8	8	8	8	8	8	8	8	J	J

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	NA	NA	NA

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. and not listed on any U.S. exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25N	25N	5N1	8	10N	25N	J	15T2	10N	10N	25N	30N	30N

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	NA	q	q	q	J	J	J	NA	NA	NA

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	NA	NA	q	q	q	q	q	q	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	20N3	20N3	N/A3	N/A	q	10N3	5N3	5N3	q	q	35N3	35N	35N

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	N/A	q	q	q	q	q	q	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N

Initial Public Offerings ("IPOs") IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

	q	q	N/A	N/A	q	q	q	q	q	q	N/A	N/A	N/A

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	N/A	N/A	q	q	q	q	q	q	J	J	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	N/A	N/A	q	q	q	q	q	q	J	J	J

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q	q	N/A	N/A	q	q	q	q	q	q	q	q	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	N/A	N/A	q	5T	5T	8	q	q	q	5T	5T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T4	5T4	N/A	5T4	5T4	5T4	5T4	5T4	5T4	5T4	5T4	q	q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

	q	N/A	N/A	N/A	N/A	q	N/A	N/A	N/A	N/A	q	q	q

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

3 Excludes any high social impact investments.

4 Based on net premium payments.

5 Based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process (not applicable to Calvert Income Fund, and Calvert Short Duration Income Fund)

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, Calvert believes that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

-- Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

-- Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

-- Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-- Respect indigenous peoples and their territories, cultures, environment, and livelihood.

-- Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-- Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-- Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

-- Are the subject of serious labor related actions by federal, state or local regulatory agencies.

-- Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-- Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

-- Have a pattern and practice of violating the rights of indigenous peoples.

-- Have harmful or unethical business practices.

-- Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-- Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

-- Manufacture tobacco products.

-- Are significantly involved in the manufacture of weapons.

-- Are significantly involved in the manufacture of alcoholic beverages.

-- Have direct involvement in gambling operations.

-- Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-- Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

-- Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

-- Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-- Respect indigenous peoples and their territories, cultures, environment, and livelihood.

-- Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-- Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-- Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

-- Directly contribute to the systematic denial of basic human rights.

-- Demonstrate a pattern of employing forced, compulsory or child labor.

-- Have poor environmental records, do not comply with local environmental regulations or, in Calvert's judgment, significantly contribute to environmental problems, regardless of local compliance; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-- Have poor corporate governance or engage in harmful or unethical business practices.

-- Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-- Derive more than 10% of revenues from the production of weapons systems.

-- Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, certain of the Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond, Calvert Social Index Fund, Large Cap Growth, New Vision Small Cap, Small Cap Value and Mid Cap Value and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. High Social Impact Investments are valued under the direction of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, Calvert World Values International Equity and Capital Accumulation

Each of these funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity and Capital Accumulation.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of the CSIF Balanced Portfolio. The program allocates up to 5% of the CSIF Balanced Portfolio assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of the CSIF Balanced Portfolio. The Manager Discovery Program brings a dynamic new perspective to the Portfolio, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Calvert uses a team approach to its management of the fixed-income portfolios. Gregory Habeeb heads this team for Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager. Matt Nottingham, CFA, is also a member of the fixed-income management team. Mr. Nottingham has 9 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company.

SSgA FUNDS MANAGEMENT, INC. (SSgA FM), One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed equity assets in CSIF Balanced since March 2002 and CSIF Enhanced Equity since its inception in April 1998.

SSgA FM's portfolio management team for both CSIF Enhanced Equity and CSIF Balanced is headed by senior portfolio manager, Arlene Rockefeller, CFA. Arlene is a Senior Principal of State Street Global Advisors and heads the Global Enhanced Equities Group. Arlene specializes in portfolio construction, risk control, and implementation of enhanced equity portfolios. Arlene is a member of the SSgA Investment Committee, the Investment Board of the Tuckerman Group, and a member of the Senior Management Group. Arlene joined SSgA in 1982 with 5 years of experience in investment research.

Arlene holds a Bachelors degree in Statistics and a Masters degree in Informational Science from the University of Chicago. She also holds a Masters of Business Administration degree, with honors, from Boston University and is a Chartered Financial Analyst.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC, Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO); 40 Rowes Wharf, Boston, Massachusetts, 02110 has managed the Calvert World Values International Equity Fund since 2002.

Thomas Hancock and Christopher M. Darnell co-head the portfolio management team for the Portfolio. Mr. Hancock joined the firm in 1995, serving as a research analyst. He became a member of the firm in 2000 and is currently engaged in global quantitative equities portfolio management. Prior to joining the firm, he was a research scientist at Siemens and a software engineer at IBM. Mr. Hancock attended Rensselaer Polytechnic Institute (B.S.) and Harvard University (Ph.D.).

Mr. Darnell joined the firm in 1979, serving as a research analyst. He became a member of the firm in 1984 and Head of Quantitative Research in 1996. He has also served as Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO. Prior to joining the firm, Mr. Darnell attended Yale University (B.A.) and Harvard University (M.B.A.).

AWAD ASSET MANAGEMENT, INC. (AWAD), 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Profit Investment Management, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since late 2002. Profit is a part of Calvert's Manager Discovery Program.

Eugene A. Profit founded Profit Investment Management in 1996. He serves as president and chief investment officer, as well as portfolio manager of the Profit Value Fund. He holds a BA in economics from Yale University.

New Amsterdam Partners LLC, 475 Park Avenue South, 20th Floor, New York, New York 10016. Since June 30, 2004, New Amsterdam Partners LLC has managed a portion of the equity assets of CSIF Balanced.

The portfolio management team is headed by the firm's founder and majority owner, Michelle Clayman, CFA. Ms. Clayman founded the firm in 1986. Prior to starting the firm she was employed by Salomon Brothers as a Vice President and Supervisory Analyst in the Equity Research Department. She holds a degree in Philosophy, Politics and Economics from Oxford and an MBA from Stanford. She is also an active member of the Society of Quantitative Analysts and the Institute of Chartered Financial Analysts.

Nathaniel Paull, CFA, is a Senior Portfolio Manager who has been a member of the investment team since 1996. Mr. Paull earned a B.A. in Economics from the University of Hartford and an MBA in Finance from New York University. Prior to joining the firm, Mr. Paull was a portfolio manager at Brown Brothers Harriman & Co.

Union Heritage Capital Management, LLC, 211 West Fort Street, Suite 615, Detroit, Michigan, 48226. Union Heritage Capital Management, LLC has managed a portion of the equity assets of CSIF Balanced since mid 2004. Union Heritage is part of Calvert's Manager Discovery Program.

Derek T. Batts, JD, leads the portfolio management team and is chair of the Investment Policy Committee. Mr. Batts founded the firm in 1990. Prior to starting the firm, Mr. Batts was Vice-President and Chief Financial Officer of K.B. & A., a financial consulting firm. Mr. Batts is a founder and shareholder of SBK-Brooks Investment Corp., an institutional brokerage and investment banking firm.

Channing Capital Management, LLC, 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed Small Cap Value and Mid Cap Value since their inception in October 2004.

Eric Taylor McKissack heads the portfolio management team for both Small Cap Value and Mid Cap Value. He is a co-founder, Chairman of the Board, President, Chief Executive Officer and Chief Investment Officer of Channing Capital, which was launched in January 2004. Mr. McKissack received his BS degree in Management from the Massachusetts Institute of Technology and attended the graduate business program at the University of California at Berkeley. He was also awarded the Chartered Financial Analyst designation by AIMR. Mr. McKissack was formerly Vice-Chairman and Co-Chief Investment Officer of Ariel Capital Management, Inc., through September 2002. Prior to this, he worked for five years as a research analyst for First Chicago Corporation and First Chicago Investment Advisors.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include administrative services fees.

CSIF Balanced	.425%1
CSIF Equity	.50%
Calvert Social Index Fund	.225%
CSIF Enhanced Equity	.60%1
Calvert Large Cap Growth	.88%2
Capital Accumulation	.65%
CWVF International Equity	.75%
Calvert New Vision Small Cap	.75%
Calvert Small Cap Value	.75%3
Calvert Mid Cap Value	.65%3
CSIF Bond	.35%
Calvert Income	.39%
Calvert Short Duration Income	.35%

1 CSIF Enhanced Equity Class I and CSIF Balanced Class I did not have investors during the past fiscal year. The contractual Advisory Fees for those Funds are .60% and .425%, respectively.

2 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

3 Calvert Small Cap Value and Calvert Mid Cap Value have not operated for a full fiscal year. The contractual Advisory Fees for those funds are shown in the table above.

How to Open an Account

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire, National Securities Clearing Corporation (NSCC) or ACH funds transfer, in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Portfolio to reopen, at no additional expense to other Classes in the Portfolio; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important - How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If significant events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Significant fluctuations in domestic or foreign markets may constitute a significant event. Significant events also may stem from occurrences not tied directly to the securities market, such as natural disasters, armed conflicts, or significant governmental actions.

CWVF International Equity has retained a third-party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

Other Calvert Features / Policies

Calvert Information Network

For 24 hour performance and account information call

800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at their discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of being market timed. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Dividends, Capital Gains, and Taxes

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Income	Paid monthly
Calvert Short Duration Income	Paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
Calvert New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail you Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

How to Sell Shares

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The investor will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

-- The Fund name and account number

-- The amount of the transaction (in dollars or shares).

-- Signatures of all owners exactly as registered on the account (for mail requests).

-- Signature guarantees (if required).*

-- Any supporting legal documentation that may be required.

-- Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by bankwire, NSCC or ACH funds transfer. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Redemption Fee

Each Fund charges a 2% redemption fee on redemptions, including exchanges, within 5 days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

-- Accounts of foundations, endowments, state and local governments, and those that use consultants.

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

-- Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

-- Exchange or redemption transactions by accounts that the Fund or its transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements, which for 2002, 2003 and 2004 were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2002, has been audited by other auditors.

Balanced Portfolio

Financial Highlights
		Periods Ended
	June 30,	September 30,	September 30
Class I Shares	2003 (y)	2002	2001
Net asset value, beginning	$21.33	$24.35	$33.10
Income from investment operations
Net investment income	.38	.68	.94
Net realized and unrealized gain (loss)	2.49	(3.01)	(6.31)
Total from investment operations	2.87	(2.33)	(5.37)
Distributions from
Net investment income	(.33)	(.69)	(.98)
Net realized gains	--	--	(2.40)
Total distributions	(.33)	(.69)	(3.38)
Total increase (decrease) in net asset value	2.54	(3.02)	(8.75)
Net asset value, ending	$23.87	$21.33	$24.35

Total return*	13.63%	(9.87%)	(17.33%)
Ratios to average net assets:
Net investment income	2.25%	2.77%	3.55%
Total expenses	.72%	.72%	.67%
Expenses before offsets	.72%	.72%	.67%
Net expenses	.72%	.71%	.66%
Portfolio turnover	140%	192%	214%
Net assets, ending (in thousands)	$0	$26,612	$29,399

		Periods Ended
		September 30,	September 30,
Class I Shares		2000	1999##
Net asset value, beginning		$32.13	$32.52
Income from investment operations
Net investment income		.88	.52
Net realized and unrealized gain (loss)		3.12	(.35)
Total from investment operations		4.00	.17
Distributions from
Net investment income		(.99)	(.56)
Net realized gains		(2.04)	--
Total distributions		(3.03)	(.56)
Total increase (decrease) in net asset value		.97	(.39)
Net asset value, ending		$33.10	$32.13

Total return*		12.97%	.52%
Ratios to average net assets:
Net investment income		2.97%	2.54% (a)
Total expenses		.71%	.74% (a)
Expenses before offsets		.71%	.74% (a)
Net expenses		.69%	.73% (a)
Portfolio turnover		184%	175%
Net assets, ending (in thousands)		$49,530	$13,458

Equity Portfolio

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$29.94	$24.12	$27.91
Income from investment operations
Net investment income	.07	.05	.08
Net realized and unrealized gain (loss)	2.35	5.79	(2.99)
Total from investment operations	2.42	5.84	(2.91)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.42	5.82	(3.79)
Net asset value, ending	$32.36	$29.94	$24.12

Total return*	8.08%	24.24%	(11.17%)
Ratios to average net assets:
Net investment income	.25%	.32%	.36%
Total expenses	.68%	.70%	.81%
Expenses before offsets	.68%	.70%	.80%
Net expenses	.68%	.70%	.80%
Portfolio turnover	17%	29%	28%
Net assets, ending (in thousands)	$93,347	$62,951	$8,844

		Years Ended
		September 30,	September 30,
Class I Shares		2001	2000 ####
Net asset value, beginning		$33.15	$28.64
Income from investment operations
Net investment income		.11	.05
Net realized and unrealized gain (loss)		(3.72)	6.29
Total from investment operations		(3.61)	6.34
Distributions from
Net realized gains		(1.63)	(1.83)
Total increase (decrease) in net asset value		(5.24)	4.51
Net asset value, ending		$27.91	$33.15

Total return*		(11.49%)	23.10%
Ratios to average net assets:
Net investment income		.36%	.16% (a)
Total expenses		1.07%	1.18% (a)
Expenses before offsets		.82%	.86% (a)
Net expenses		.80%	.80% (a)
Portfolio turnover		43%	49%
Net assets, ending (in thousands)		$2,501	$2,826

Calvert Social Index Fund

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.67	$7.56	$9.73
Income from investment operations
Net investment income	.10	.09	.06
Net realized and unrealized gain (loss)	.87	2.06	(2.18)
Total from investment operations	.97	2.15	(2.12)
Distributions from:
Net investment income	(.05)	(.04)	(.05)
Total distributions	(.05)	(.04)	(.05)
Total increase (decrease) in net asset value	0.92	2.11	(2.17)
Net asset value, ending	$10.59	$9.67	$7.56

Total return*	10.03%	28.46%	(21.99%)
Ratios to average net assets:
Net investment income	1.02%	1.01%	.73%
Total expenses	1.06%	1.19%	1.20%
Expenses before offsets	.39%	.39%	.39%
Net expenses	.38%	.38%	.38%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$1,231	$4,518	$3,622

	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 #
Net asset value, beginning	$14.81	$15.00
Income from investment operations
Net investment income	.08	.03
Net realized and unrealized gain (loss)	(5.12)	(.22)
Total from investment operations	(5.04)	(.19)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.08)	(.19)
Net asset value, ending	$9.73	$14.81

Total return*	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.72%	.77% (a)
Total expenses	1.18%	1.21% (a)
Expenses before offsets	.48%	.62% (a)
Net expenses	.38%	.38% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$4,249	$19,750

Enhanced Equity Portfolio

Financial Highlights
		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(x)	2001	2000
Net asset value, beginning	$14.84	$20.04	$16.89
Income from investment operations
Net investment income	.02	.07	.07
Net realized and unrealized gain (loss)	1.62	(5.13)	3.13
Total from investment operations	1.64	(5.06)	3.20
Distributions from
Net investment income	--	--	(.05)
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	1.64	(5.20)	3.15
Net asset value, ending	$16.48	$14.84	$20.04

Total return*	11.08%	(25.40%)	18.94%
Ratios to average net assets:
Net investment income	.53% (a)	.38%	.37%
Total expenses	1,022.38%(a)	1.00%	.95%
Expenses before offsets	.77% (a)	.82%	.83%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	10%	39%	43%
Net assets, ending (in thousands)	$0	$1	$22,163

		Periods Ended
		September 30,	September 30,
Class I Shares		1999	1998**
Net asset value, beginning		$13.54	$15.00
Income from investment operations
Net investment income		.11	.04
Net realized and unrealized gain (loss)		3.29	(1.50)
Total from investment operations		3.40	(1.46)
Distributions from
Net investment income		(.05)	----
Total increase (decrease) in net asset value		3.35	(1.46)
Net asset value, ending		$16.89	$13.54

Total return*		25.09%	(9.73%)
Ratios to average net assets:
Net investment income		.65%	.54% (a)
Total expenses		.91%	1.03% (a)
Expenses before offsets		.81%	.81% (a)
Net expenses		.75%	.75% (a)
Portfolio turnover		56%	27%
Net assets, ending (in thousands)		$18,652	$14,897

Calvert Large Cap Growth

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$21.46	$16.44	$19.30
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.01)
Net realized and unrealized gain (loss)	3.55	5.12	(2.85)
Total from investment operations	3.49	5.02	(2.86)
Total increase (decrease) in net asset value	3.49	5.02	(2.86)
Net asset value, ending	$24.95	$21.46	$16.44

Total return*	16.26%	30.54%	(14.82%)
Ratios to average net assets:
Net investment income (loss)	(.30%)	(.46%)	(.05%)
Total expenses	1.72%	2.07%	1.81%
Expenses before offsets	1.02%	1.10%	.82%
Net expenses	1.01%	1.08%	.79%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$6,280	$3,828	$3,574

		Periods Ended
	September 30,	June 30,	June 30,
Class I Shares	2001***	2001	2000
Net asset value, beginning	$23.37	$36.09	$26.45
Income from investment operations
Net investment income	--	.01	(.12)
Net realized and unrealized gain (loss)	(4.07)	(9.12)	10.03
Total from investment operations	(4.07)	(9.11)	9.91
Distributions from
Net realized gain	--	(3.61)	(.27)
Total distributions	--	(3.61)	(.27)
Total increase (decrease) in net asset value	(4.07)	(12.72)	9.64
Net asset value, ending	$19.30	$23.37	$36.09

Total return*	(17.42%)	(27.80%)	37.60%
Ratios to average net assets:
Net investment income (loss)	(.02%) (a)	.02%	(.37%)
Total expenses	2.13% (a)	2.05%	2.13%
Expenses before offsets	.79% (a)	1.10%	1.50%
Net expenses	.70% (a)	1.06%	1.50%
Portfolio turnover	31%	122%	71%
Net assets, ending (in thousands)	$5,043	$6,208	$7,385

Calvert Capital Accumulation

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class I Shares	2004	2003^^
Net asset value, beginning	$19.88	$18.79
Income from investment operations
Net investment income (loss)	(.09)	(.03)
Net realized and unrealized gain (loss)	2.06	1.12
Total from investment operations	1.97	1.09
Total increase (decrease) in net asset value	1.97	1.09
Net asset value, ending	$21.85	$19.88

Total return*	9.91%	5.80%
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.50%) (a)
Total expenses	1.23%	1.23% (a)
Expenses before offsets	.86%	.87% (a)
Net expenses	.86%	.86% (a)
Portfolio turnover	101%	66%
Net assets, ending (in thousands)	$955	$529

		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(x)	2001	2000
Net asset value, beginning	$20.84	$36.84	$25.99
Income from investment operations
Net investment income (loss)	(.05)	(.23)	(.12)
Net realized and unrealized gain (loss)	4.20	(10.53)	11.48
Total from investment operations	4.15	(10.76)	11.36
Distributions from
Net realized gain	(.01)	(5.24)	(.51)
Total distributions	(.01)	(5.24)	(.51)
Total increase (decrease) in net asset value	4.14	(16.00)	10.85
Net asset value, ending	$24.98	$20.84	$36.84

Total return*	19.92%	(34.61%)	44.25%
Ratios to average net assets:
Net investment income (loss)	(0.64%) (a)	(0.67%)	(0.39%)
Total expenses	1,316.21%(a)	33.47%	1.20%
Expenses before offsets	.80% (a)	2.19%	.86%
Net expenses	.80% (a)	.80%	.80%
Portfolio turnover	9%	71%	116%
Net assets, ending (in thousands)	$0	$1	$108

Calvert World Values International Equity

Financial Highlights
		Years Ended
		September 30,	September 30,
Class I Shares		2004(z)	2003
Net asset value, beginning		$15.17	$12.38
Income from investment operations
Net investment income		.27	.22
Net realized and unrealized gain (loss)		2.19	2.63
Total from investment operations		2.46	2.85
Distributions from:
Net investment income		(.18)	(.06)
Net realized gains		--	--
Total distributions		(.18)	(.06)
Total increase (decrease) in net asset value		2.28	2.79
Net asset value, ending		$17.45	$15.17

Total return*		16.25%	23.12%
Ratios to average net assets:
Net investment income (loss)		1.60%	1.65%
Total expenses		1.23%	1.39%
Expenses before offsets		1.11%	1.09%
Net expenses		1.10%	1.09%
Portfolio turnover		72%	71%
Net assets, ending (in thousands)		$48,420	$18,026

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000
Net asset value, beginning	$13.97	$22.03	$21.99
Income from investment operations
Net investment income	.16	.18	.16
Net realized and unrealized gain (loss)	(1.67)	(6.86)	.84
Total from investment operations	(1.51)	(6.68)	1.00
Distributions from:
Net realized gains	(.08)	(1.38)	(.96)
Total distributions	(.08)	(1.38)	(.96)
Total increase (decrease) in net asset value	(1.59)	(8.06)	.04
Net asset value, ending	$12.38	$13.97	$22.03

Total return*	(10.93%)	(32.25%)	4.10%
Ratios to average net assets:
Net investment income (loss)	1.05%	1.09%	.90%
Total expenses	1.27%	1.19%	1.28%
Expenses before offsets	1.06%	1.07%	1.12%
Net expenses	1.05%	1.05%	1.05%
Portfolio turnover	106%	93%	76%
Net assets, ending (in thousands)	$5,943	$22,085	$10,114

Calvert New Vision Small Cap

Financial Highlights
		Periods Ended
	September 30,	September 30,	March 12,
Class I Shares	2004	2003(w)	2003(v)
Net asset value, beginning	$16.46	$16.20	$13.25
Income from investment operations
Net investment income (loss)	.02	--	--
Net realized and unrealized gain (loss)	2.78	.26	(1.29)
Total from investment operations	2.80	.26	(1.29)
Distributions from
Net realized gain	--	--	--
Total distributions	--	--	--
Total increase (decrease) in net asset value	2.80	.26	(1.29)
Net asset value, ending	$19.26	$16.46	$11.96

Total return*	17.01%	1.60%	(9.74%)
Ratios to average net assets:
Net investment income (loss)	0.22%	(0.11%) (a)	(.31%) (a)
Total expenses	1.14%	1.01% (a)	1.12% (a)
Expenses before offsets	0.93%	.93% (a)	.93% (a)
Net expenses	0.92%	.92% (a)	.92% (a)
Portfolio turnover	54%	5%	9%
Net assets, ending (in thousands)	$2,878	$1,130	$0

		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(x)	2001	2000
Net asset value, beginning	$15.76	$18.77	$13.57
Income from investment operations
Net investment income (loss)	(.02)	.04	(.03)
Net realized and unrealized gain (loss)	2.16	(1.63)	5.23
Total from investment operations	2.14	(1.59)	5.20
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	1.77	(3.01)	5.20
Net asset value, ending	$17.53	$15.76	$18.77

Total return*	13.58%	(8.65%)	38.32%
Ratios to average net assets:
Net investment income (loss)	(.35%) (a)	.25%	(.14%)
Total expenses	1,179.31% (a)	64.09%	1.64%
Expenses before offsets	.70% (a)	3.71%	.98%
Net expenses	.70% (a)	.82%	.82%
Portfolio turnover	11%	66%	113%
Net assets, ending (in thousands)	$0	$1	$46

Bond Portfolio

Financial Highlights
		Years Ended
		September 30,	September 30,
Class I Shares		2004	2003
Net asset value, beginning		$16.29	$15.81
Income from investment operations
Net investment income		.55	.67
Net realized and unrealized gain (loss)		.48	.66
Total from investment operations		1.03	1.33
Distributions from
Net investment income		(.55)	(.65)
Net realized gains		(.44)	(.20)
Total distributions		(.99)	(.85)
Total increase (decrease) in net asset value		.04	.48
Net asset value, ending		$16.33	$16.29

Total return*		6.62%	8.74%
Ratios to average net assets:
Net investment income		3.41%	4.14%
Total expenses		.61%	.61%
Expenses before offsets		.61%	.61%
Net expenses		.60%	.60%
Portfolio turnover		244%	395%
Net assets, ending (in thousands)		$17,324	$17,527

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000###
Net asset value, beginning	$16.39	$15.39	$15.56
Income from investment operations
Net investment income	.87	1.11	.60
Net realized and unrealized gain (loss)	.02	.99	(.18)
Total from investment operations	.89	2.10	.42
Distributions from
Net investment income	(.91)	(1.10)	(.59)
Net realized gains	(.56)	--	--
Total distributions	(1.47)	(1.10)	(.59)
Total increase (decrease) in net asset value	(.58)	1.00	(.17)
Net asset value, ending	$15.81	$16.39	$15.39

Total return*	5.83%	14.12%	2.83%
Ratios to average net assets:
Net investment income	5.44%	6.82%	7.85% (a)
Total expenses	.69%	1.28%	1.19% (a)
Expenses before offsets	.61%	.62%	.65% (a)
Net expenses	.60%	.60%	.60% (a)
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$12,764	$1,473	$1,028

Calvert Income Fund

Financial Highlights
		Years Ended
		September 30,	September 30,
Class I Shares		2004	2003
Net asset value, beginning		$17.53	$16.13
Income from investment operations
Net investment income		.64	.89
Net realized and unrealized gain		.64	1.49
Total from investment operations		1.28	2.38
Distributions from
Net investment income		(.65)	(.88)
Net realized gain		(.80)	(.10)
Total distributions		(1.45)	(.98)
Total increase (decrease) in net asset value		(.17)	1.40
Net asset value, ending		$17.36	$17.53

Total return*		7.65%	15.31%
Ratios to average net assets:
Net investment income		3.74%	5.22%
Total expenses		.56%	.57%
Expenses before offsets		.56%	.57%
Net expenses		.56%	.56%
Portfolio turnover		824%	1,046%
Net assets, ending (in thousands)		$67,736	$54,842

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000
Net asset value, beginning	$17.46	$16.63	$17.06
Income from investment operations
Net investment income	1.06	1.22	1.26
Net realized and unrealized gain (loss)	(.66)	.97	(.21)
Total from investment operations	.40	2.19	1.05
Distributions from
Net investment income	(1.11)	(1.20)	(1.23)
Net realized gain	(.62)	(.16)	(.25)
Total distributions	(1.73)	(1.36)	(1.48)
Total increase (decrease) in net asset value	(1.33)	.83	(.43)
Net asset value, ending	$16.13	$17.46	$16.63

Total return*	2.46%	13.81%	6.48%
Ratios to average net assets:
Net investment income	6.70%	7.40%	7.78%
Total expenses	.61%	.68%	.82%
Expenses before offsets	.61%	.68%	.75%
Net expenses	.60%	.66%	.72%
Portfolio turnover	1,540%	2,645%	3,264%
Net assets, ending (in thousands)	$33,782	$14,311	$13,954

Calvert Short Duration Income Fund

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002^
Net asset value, beginning	$16.61	$15.97	$15.40
Income from investment operations
Net investment income	.41	.46	.41
Net realized and unrealized gain	.35	1.01	.54
Total from investment operations	.76	1.47	.95
Distributions from:
Net investment income	(.41)	(.45)	(.38)
Net realized gain	(.59)	(.38)	--
Total distributions	(1.00)	(.83)	(.38)
Total increase (decrease) in net asset value	(.24)	.64	.57
Net asset value, ending	$16.37	$16.61	$15.97

Total return*	4.73%	9.53%	6.27%
Ratios to average net assets:
Net investment income	2.46%	2.88%	4.22% (a)
Total expenses	.61%	.65%	.76% (a)
Expenses before offsets	.61%	.65%	.76% (a)
Net expenses	.60%	.63%	.75% (a)
Portfolio turnover	967%	2,078%	1,777%
Net assets, ending (in thousands)	$24,369	$27,188	$18,807

(a) Annualized.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** From April 15, 1998 inception.

*** Three month audited period.

(v) Class I shares resumed on January 30, 2003 when the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. Subsequently, the last remaining shareholder redeemed on March 12, 2003.

(w) Class I shares resumed upon shareholder investment on July 31, 2003.

(x) The last remaining shareholder in Class I redeemed on January 18, 2002.

(y) The last remaining shareholder in Class I redeemed on June 30, 2003.

(z) Per share figures are calculated using the Average Shares Method.

^ From February 27, 2002 inception.

^^ Class I resumed upon shareholder investment on June 3, 2003.

# From June 30, 2000 inception.

## From March 1, 1999 inception.

### From March 31, 2000 inception.

#### From November 1, 1999 inception.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-327-2109

Calvert Web-Site

www.calvert.com

You can review information about the Funds at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (CSIF)

no. 811- 06563 (CWVF International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap, Calvert Income, and Calvert Short Duration Income)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)


Prospectus

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

January 31, 2005

PROSPECTUS

January 31, 2005

About the Funds
Investment Objective, Strategy, Principal Risks
2	Calvert Small Cap Value
4	Calvert Mid Cap Value
6	Fees and Expenses
10	Investment Strategies and Risks

About Social Investing
16	Investment Selection Process
16	Socially Responsible Investment Criteria
18	High Social Impact Investments
18	Special Equities
19	Shareholder Advocacy and Social Responsibility

About Your Investment
20	About Calvert
20	Subadvisor and Portfolio Manager
21	Advisory Fees
21	How to Buy Shares -- Getting Started
22	Choosing a Share Class
24	Calculation of CDSC/Waiver
25	Distribution and Service Fees
26	Next Step -- Account Application
27	Important -- How Shares are Priced
27	When Your Account Will be Credited
28	Other Calvert Features / Policies
(Exchanges, Minimum Account Balance, etc.)
31	Dividends, Capital Gains and Taxes
33	How to Sell Shares
40	Exhibit A- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase. The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value

Objective

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell MidCap Value Index where companies have a capitalization of $600 million to $15 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell MidCap Value Index, which has the market capitalization range stated above as of September 10, 2004. The Russell MidCap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell MidCap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell MidCap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-- The stock market goes down.

-- The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

-- The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

-- The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-- Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

-- The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

-- Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

(Note: All classes may not have commenced operations. Please call 800.368.2748 for sales information.)

Shareholder Fees (fees paid directly from your account)

Calvert Small Cap Value	Class A	Class B	Class C

Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
Offering price)

Maximum deferred sales
Charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
Redemptions, including exchanges, within
30 days of purchase.

Minimum account fee	$15/year	$15/year	$15/year

	Class A	Class B	Class C
Management fees 7	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.78%	0.98%	0.98%
Total annual fund operating expenses	2.03%	2.98%	2.98%

Less Fee waiver and/or
expense reimbursement5	0.34%	0.29%	0.29%
Net Expenses6	1.69%	2.69%	2.69%

Calvert Mid Cap Value	Class A	Class B	Class C

Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
Offering price)

Maximum deferred sales
Charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
Redemptions, including exchanges, within
30 days of purchase.

Minimum account fee	$15/year	$15/year	$15/year

Management fees 7	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.78%	0.98%	0.98%
Total annual fund operating expenses	1.93%	2.88%	2.88%

Less Fee waiver and/or
expense reimbursement5	0.34%	0.29%	0.29%
Net Expenses6	1.59%	2.59%	2.59%

Explanation of Fees and Expenses Table

1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."

3 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

5 Calvert has agreed to contractually limit net annual fund operating expenses through January 31, 2006 so that the net operating expenses for Calvert Small Cap Value Fund do not exceed 1.69% for Class A, 2.69% for Class B and 2.69% for Class C, and for Calvert Mid Cap Value Fund do not exceed 1.59% for Class A, 2.59% for Class B and 2.59% for Class C. This is the maximum amount of operating expenses that can be charged to these Funds. Under the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

The Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. To the extent the credit, if any, reduces Fund expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement. See Statement of Additional Information "Investment Advisor and Subadvisors".

6 The contractual expense caps are as follows: for Calvert Small Cap Value Fund, 1.69% for Class A and for Calvert Mid Cap Value Fund, 1.59% for Class A.

7 Management Fees include the subadvisory fees paid by the Advisor to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-- You invest $10,000 in the Fund for the time periods indicated;

-- Your investment has a 5% return each year; and

-- The Fund's operating expenses remain the same. The example reflects the contractual expense limitation but only through the contractual date.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Small Cap Value
	1 Year	3 Years	5 Years	10 Years
Class A	$639	$1,050	$1,486	$2,696
Class B (with redemption)	$772	$1,294	$1,742	$3,055
Class B (no redemption)	$272	$894	$1,542	$3,055
Class C (with redemption)	$372	$894	$1,542	$3,279
Class C (no redemption)	$272	$894	$1,542	$3,279

Calvert Mid Cap Value
	1 Year	3 Years	5 Years	10 Years
Class A	$629	$1,021	$1,437	$2,596
Class B (with redemption)	$762	$1,265	$1,693	$2,958
Class B (no redemption)	$262	$865	$1,493	$2,958
Class C (with redemption)	$362	$865	$1,493	$3,184
Class C (no redemption)	$262	$865	$1,493	$3,184

Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier along with certain additional investment techniques and their risks.

For each of the investment strategies listed, the following table shows both Funds' limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment strategy

q Permitted, but not a principal investment strategy

(% of assets allowable, if restricted)

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

	Calvert Small Cap Value	Calvert Mid Cap Value
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	Q	q

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q

Conventional Securities

Common Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of common stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Common stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual common stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

	q	q

Micro cap stocks. Investing in micro-cap companies involves greater risk than large- and mid-cap companies. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalization, and will be more vulnerable to adverse business or economic developments in the market as a whole. Risks: Market, Liquidity and Information.

	J	J

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	J	J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	q	q

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	q	q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15 N	15 N

Initial Public Offerings ("IPOs") IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

	q	q

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	q	q

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations ("CMOs"). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	q	q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

	q	q

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T7	5T7

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5N8	5N8

7 Based on net premium payments.

8 Based on initial margin required to establish position.

The Funds have additional investment policies and restrictions that are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Risks Associated with Principal Investment Strategies

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Risks Associated with Non-Principal Investment Strategies

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested. The Funds will only leverage up to 5% of its total assets.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Both Funds have developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Directors without shareholder approval.

The Funds seek to invest in companies that:

-- Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

-- Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

-- Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-- Respect indigenous peoples and their territories, cultures, environment, and livelihood.

-- Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-- Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

The Funds seek to avoid investing in companies that:

-- Are the subject of serious labor related actions by federal, state or local regulatory agencies.

-- Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-- Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

-- Have a pattern and practice of violating the rights of indigenous peoples.

-- Have harmful or unethical business practices.

-- Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-- Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

-- Manufacture tobacco products.

-- Are significantly involved in the manufacture of weapons.

-- Are significantly involved in the manufacture of alcoholic beverages.

-- Have direct involvement in gambling operations.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, the various Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments and Special Equities Program. Both Funds remain committed to delivering financial performance and societal impact.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the Fund's assets up to 1% for each Fund to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Special Equities

Both Funds have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Board. Special Equities investments are limited to only 10% of the assets of each Fund.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility.

Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2003, Calvert had over $9.5 billion in assets under management.

Subadvisor and Portfolio Manager

Channing Capital Management, LLC, 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed the Small Cap Value Fund and the Mid Cap Value Fund since their inception in October 2004.

Eric Taylor McKissack heads the portfolio management team for both the Small Cap Value Fund and the Mid Cap Value Fund. He is a co-founder, Chairman of the Board, President, Chief Executive Office and Chief Investment Officer of Channing Capital, which was launched in January 2004. Mr. McKissack received his BS degree in Management from the Massachusetts Institute of Technology and attended the graduate business program at the University of California at Berkeley. He was also awarded the Chartered Financial Analyst designation by AIMR. Mr. McKissack was formerly Vice-Chairman and Co-Chief Investment Officer of Ariel Capital Management, Inc., through September 2002. Prior to this, he worked for five years as a research analyst for First Chicago Corporation and First Chicago Investment Advisors.

Both of the Funds have obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the contractual annual advisory fee paid by each Fund as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and Subadvisory fees (paid to the Subadvisor by Calvert). Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you. You should make this decision carefully, based on:

-- the amount you wish to invest;

-- the length of time you plan to keep the investment; and

-- the Class expenses.

Choosing a Share Class

The Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

(Note: All classes may not have commenced operations. Please call 800.368.2748 for sales information.)

Class A: Front-End Sales Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.

Sales charge on each purchase of 4.75% or less, depending on the amount you invest.

Class A shares have annual 12b-1 fee of up to 0.35%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid will be subject to a 0.80% deferred sales charge for 1 year.

Class B: Deferred Sales Charge for 6 years

For investors who plan to hold the shares at least 6 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell.

Class B shares have an annual 12b-1 fee of 1.00%.

Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.

Once the total balance of your existing Class B holdings of Calvert's funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B, since you will qualify for Class A sales load breakpoints/discount.

Class C: Deferred Sales Charge for 1 year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class C shares have an annual 12b-1 fee of 1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Once the total balance of your existing Class C holdings of Calvert's funds reaches or exceeds $1,000,000, you should make future investments in Class A since you will qualify to purchase Class A shares with no sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 of Small Cap Value, or if your cumulative purchases or the value in your account is more than $50,000,9 then the sales charge is reduced to 3.75%.

Your investment in	Sales Charge %	% of Amt.
Class A shares	of offering price	Invested

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None10	None10

9 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

10 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase. Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in Small Cap Value Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.11

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.12

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.

-- A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

11 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

12 The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge. In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. You may be required to provide to your broker/dealer or the Transfer Agent account statements regarding the amount of Calvert investments held. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount you may take into account the higher of cost or current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group13 and through your retirement plan (s). You should retain any records necessary to substantiate the historical amounts you have invested because the Fund, the Transfer Agent, and financial intermediaries may not maintain this information. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if at the time of purchase the owner of the account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) purchases made through a Registered Investment Advisor; (iv) trust departments of banks or savings institutions for trust clients of such bank or institution; and (v) purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. In order to take advantage of this one-time privilege, you must notify the Fund or your broker at the time of the repurchase. The Funds reserve the right to modify or eliminate this privilege.

13 A "family group" includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law including trusts and estates on which such persons are signees.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Distribution and Service Fees

Both Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan. The fees are based on average daily net assets by particular Class.

Maximum Payable under Plan
	Class A	Class B	Class C
Calvert Small Cap Value	0.35%	1.00%	1.00%
Calvert Mid Cap Value	0.35%	1.00%	1.00%

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account

Calvert Small Cap Value	$1,000
Calvert Mid Cap Value	$1,000

Minimum additional investments

$250; The Funds may charge a $2.00 service fee on purchases of less than $250.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT -- HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations.

The Advisor determines whether a market quotation is not readily available or reliable for a particular security. Securities for which market quotations are not readily available or reliable are valued by a method that the Fund's Board of Directors believes reflects the fair value of each such security. The actual fair value calculations are made by the Advisor's staff under the direction of the appropriate Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order, as defined below. All of your purchases must be made in U.S. dollars.

No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Both Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'".

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Both Funds reserve the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at their discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of being market timed. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account

Both Funds and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Both Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, a fee will be charged to your account .

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Both Funds pay dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call.

The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The investor will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

-- The Fund name and account number.

-- The amount of the transaction (in dollars or shares).

-- Signatures of all owners exactly as registered on the account (for mail requests).

-- Signature guarantees (if required).*

-- Any supporting legal documentation that may be required.

-- Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address.

A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

Both Funds charge a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.14

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.

-- Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.-- Exchange or redemption transactions by accounts that the Fund or its transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee.

14 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

EXHIBIT A

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., both Funds' underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees

	Class A*	Class B**	Class C***
Calvert Small Cap Value	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Mid Cap Value	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%

*Class A service fee begins to accrue in 1st month after purchase.

**Class B service fee begins to accrue in 13th month.

***Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

During special sales promotions, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

Address: www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-10045 (Calvert Small Cap Value and Calvert Mid Cap Value)